Variable Annuity-2 Series Account

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Variable Annuity-2 Series Account and Those Charged with Governance of Variable Annuity-2 Series Account of Empower Life & Annuity Insurance Company of New York:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Variable Annuity-2 Series Account (the Separate Account) as of December 31, 2023, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the two-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 3, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Life & Annuity Insurance Company of New York Separate Accounts since 2021.

Birmingham, Alabama
April 12, 2024

Appendix A

The subaccounts that comprise Variable Annuity-2 Series Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Alger Capital Appreciation Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Large Cap Growth Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Mid Cap Growth Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Small Cap Growth Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ALPS Alerian Energy Infrastructure Portfolio, Class III	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ALPS Global Opportunity Portfolio, Class III	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Inflation Protection Fund, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Mid Cap Value Fund, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Value Fund, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Capital World Growth and Income Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Growth Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Growth- Income Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS International Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS New World Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Washington Mutual Investors Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

BlackRock Global Allocation V.I. Fund, Class III	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BlackRock High Yield V.I., Class III	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon IP Technology Growth Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Large Cap Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Mid Cap Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Small Cap Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Seligman Global Technology Fund, Class 1	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Strategic Income Fund, Class 2	Not applicable	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware Ivy VIP Energy, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware VIP Emerging Markets, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware VIP International Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware VIP Small Cap Value Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA Equity Allocation Portfolio, Institutional	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA Global Moderate Allocation Portfolio, Institutional	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA International Small Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA International Value Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA US Large Value Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Dimensional VA US Targeted Value Portfolio	Not applicable	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Capital Growth VIP, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Eaton Vance VT Floating- Rate Income, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Aggressive Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Ariel Mid Cap Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Bond Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Conservative Profile Fund, Class L	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Conservative Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Core Bond Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Emerging Markets Equity Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Global Bond Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Government Money Market Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower High Yield Bond Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Inflation- Protected Securities Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower International Growth Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower International Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower International Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Large Cap Growth Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Large Cap Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Empower Lifetime 2015 Fund, Investor Class	Not applicable	Not applicable	For the period from January 3, 2022 (commencement of operations) to December 31, 2022
Empower Lifetime 2020 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2025 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2030 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2035 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2040 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Mid Cap Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Moderate Profile Fund, Class L	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Moderate Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Moderately Aggressive Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Moderately Conservative Profile Fund, Class L	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Moderately Conservative Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Multi-Sector Bond Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Real Estate Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower S&P 500 Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower S&P Mid Cap 400 Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower S&P Small Cap 600 Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower SecureFoundation Balanced Fund, Class L	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Empower Short Duration Bond Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Small Cap Growth Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Small Cap Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower U.S. Government Securities Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Federated Hermes High Income Bond Fund II, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Asset Manager Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Balanced Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Contrafund Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Government Money Market Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Growth Opportunities Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Growth Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP High Income Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Index 500 Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Overseas Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
First Trust/Dow Jones Dividend & Income Allocation Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Franklin Income VIP Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Multi- Strategy Alternatives Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco Oppenheimer V.I. International Growth Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Core Bond Fund, Series II	Not applicable	Not applicable	For the period from January 1, 2022 to April 29, 2022 (cessation of operations)
Invesco V.I. Core Plus Bond Fund, Series II	Not applicable	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. EQV International Equity Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Real Estate Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Growth and Income Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Main Street Small Cap Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Small Cap Equity Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson VIT Balanced Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson VIT Enterprise Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
JPMorgan Insurance Trust Income Builder Portfolio, Class 2	Not applicable	For the period from January 1, 2023 to April 25, 2023 (closure of operations)	For the year then ended December 31, 2022 and the period from January 1, 2023 to April 25, 2023 (cessation of operations)
Lord Abbett Series Fund Developing Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
LVIP Delaware US REIT Fund, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

LVIP JPMorgan Small Cap Core Fund, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Blended Research Core Equity Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Blended Research Small Cap Equity Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS International Growth Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Technology Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
NVIT Emerging Markets Fund, Class D	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Low Duration Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Real Return Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Short-Term Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Total Return Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Core Equity Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Focused International Equity Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Global Asset Allocation Fund, Class IB	Not applicable	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Income Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT International Equity Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT International Growth, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Putnam VT International Value Fund, Class IB	Not applicable	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Large Cap Growth Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Large Cap Value Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Mortgage Securities Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Research Fund, Class IB	Not applicable	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Small Cap Growth Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Small Cap Value Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price Blue Chip Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price Health Sciences Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
VanEck VIP Global Resources Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III	American Century Investments VP Inflation Protection Fund, Class II
ASSETS:
Investments at fair value (1)	$162,678	$162,088	$8,325	$38,727	$76,797	$112,656	$118,529
Receivable from the fund manager	6	6	-	2	3	3	3
Receivable from dividends	-	-	-	-	-	-	-
Total assets	162,684	162,094	8,325	38,729	76,800	112,659	118,532

LIABILITIES:
Payable to the Contracts	6	6	-	2	3	3	3
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	6	6	-	2	3	3	3

NET ASSETS	$162,678	$162,088	$8,325	$38,727	$76,797	$112,656	$118,529

ANALYSIS OF NET ASSETS
Accumulation period	$162,678	$162,088	$8,325	$38,727	$76,797	$112,656	$118,529
Annuity period	-	-	-	-	-	-	-
Total net assets	$162,678	$162,088	$8,325	$38,727	$76,797	$112,656	$118,529

Fair value per share (NAV)	$78.22	$62.42	$16.85	$16.53	$10.82	$12.21	$9.37
Shares outstanding in the Separate Account	2,080	2,597	494	2,343	7,098	9,227	12,650

(1) Investments in mutual fund shares, at cost	$153,669	$156,550	$10,613	$58,465	$52,295	$106,213	$133,825

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Mid Cap Value Fund, Class II	American Century Investments VP Value Fund, Class II	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4
ASSETS:
Investments at fair value (1)	$414,953	$255,692	$697,897	$1,451,408	$817,984	$400,267	$310,652
Receivable from the fund manager	12	8	23	47	26	9	10
Receivable from dividends	-	-	-	-	-	-	-
Total assets	414,965	255,700	697,920	1,451,455	818,010	400,276	310,662

LIABILITIES:
Payable to the Contracts	12	8	23	47	26	9	10
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	12	8	23	47	26	9	10

NET ASSETS	$414,953	$255,692	$697,897	$1,451,408	$817,984	$400,267	$310,652

ANALYSIS OF NET ASSETS
Accumulation period	$414,953	$255,692	$697,897	$1,451,408	$817,984	$400,267	$310,652
Annuity period	-	-	-	-	-	-	-
Total net assets	$414,953	$255,692	$697,897	$1,451,408	$817,984	$400,267	$310,652

Fair value per share (NAV)	$19.47	$12.21	$13.46	$95.70	$57.34	$17.13	$24.95
Shares outstanding in the Separate Account	21,312	20,941	51,850	15,166	14,265	23,366	12,451

(1) Investments in mutual fund shares, at cost	$437,377	$243,749	$709,269	$1,267,118	$812,937	$437,344	$293,192

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock High Yield V.I., Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares
ASSETS:
Investments at fair value (1)	$101,173	$194,619	$1,065,010	$628,441	$80,238	$11,183	$90,573
Receivable from the fund manager	3	1	31	11	2	-	3
Receivable from dividends	-	-	-	3,264	-	-	-
Total assets	101,176	194,620	1,065,041	631,716	80,240	11,183	90,576

LIABILITIES:
Payable to the Contracts	3	1	31	11	2	-	3
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	3	1	31	11	2	-	3

NET ASSETS	$101,173	$194,619	$1,065,010	$631,705	$80,238	$11,183	$90,573

ANALYSIS OF NET ASSETS
Accumulation period	$101,173	$194,619	$1,065,010	$631,705	$80,238	$11,183	$90,573
Annuity period	-	-	-	-	-	-	-
Total net assets	$101,173	$194,619	$1,065,010	$631,705	$80,238	$11,183	$90,573

Fair value per share (NAV)	$14.06	$13.15	$13.03	$6.84	$25.17	$44.98	$32.32
Shares outstanding in the Separate Account	7,196	14,800	81,735	91,877	3,188	249	2,802

(1) Investments in mutual fund shares, at cost	$92,423	$212,381	$1,163,098	$658,035	$64,056	$8,434	$75,179

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Seligman Global Technology Fund, Class 1	Delaware Ivy VIP Energy, Class II	Delaware VIP Emerging Markets, Service Class	Delaware VIP International Series, Service Class
ASSETS:
Investments at fair value (1)	$439,746	$58,985	$400,934	$606,169	$8,882	$57,507	$15,030
Receivable from the fund manager	14	2	13	23	-	1	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	439,760	58,987	400,947	606,192	8,882	57,508	15,030

LIABILITIES:
Payable to the Contracts	14	2	13	23	-	1	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	14	2	13	23	-	1	-

NET ASSETS	$439,746	$58,985	$400,934	$606,169	$8,882	$57,507	$15,030

ANALYSIS OF NET ASSETS
Accumulation period	$439,746	$58,985	$400,934	$606,169	$8,882	$57,507	$15,030
Annuity period	-	-	-	-	-	-	-
Total net assets	$439,746	$58,985	$400,934	$606,169	$8,882	$57,507	$15,030

Fair value per share (NAV)	$38.07	$22.57	$25.29	$28.77	$5.10	$21.98	$16.68
Shares outstanding in the Separate Account	11,551	2,613	15,853	21,069	1,742	2,616	901

(1) Investments in mutual fund shares, at cost	$341,964	$56,111	$468,436	$483,915	$4,983	$67,806	$16,626

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Delaware VIP Small Cap Value Series, Service Class	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA US Large Value Portfolio	DWS Capital Growth VIP, Class B
ASSETS:
Investments at fair value (1)	$160,870	$19,572	$164,691	$21,027	$25,910	$139,486	$136,712
Receivable from the fund manager	5	-	2	-	-	2	5
Receivable from dividends	-	-	-	-	-	-	-
Total assets	160,875	19,572	164,693	21,027	25,910	139,488	136,717

LIABILITIES:
Payable to the Contracts	5	-	2	-	-	2	5
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	5	-	2	-	-	2	5

NET ASSETS	$160,870	$19,572	$164,691	$21,027	$25,910	$139,486	$136,712

ANALYSIS OF NET ASSETS
Accumulation period	$160,870	$19,572	$164,691	$21,027	$25,910	$139,486	$136,712
Annuity period	-	-	-	-	-	-	-
Total net assets	$160,870	$19,572	$164,691	$21,027	$25,910	$139,486	$136,712

Fair value per share (NAV)	$38.14	$14.19	$15.08	$11.88	$13.61	$32.54	$37.47
Shares outstanding in the Separate Account	4,218	1,379	10,921	1,770	1,904	4,287	3,649

(1) Investments in mutual fund shares, at cost	$150,850	$16,667	$148,020	$22,232	$23,727	$103,342	$108,187

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class
ASSETS:
Investments at fair value (1)	$228,332	$46,806	$7,898	$373,822	$592,105	$742,421	$201,627
Receivable from the fund manager	5	2	-	7	1,893	163	2
Receivable from dividends	-	-	-	-	-	-	-
Total assets	228,337	46,808	7,898	373,829	593,998	742,584	201,629

LIABILITIES:
Payable to the Contracts	5	2	-	7	1,893	163	2
Payable to the Company	-	-	-	499	-	-	-
Total liabilities	5	2	-	506	1,893	163	2

NET ASSETS	$228,332	$46,806	$7,898	$373,323	$592,105	$742,421	$201,627

ANALYSIS OF NET ASSETS
Accumulation period	$228,332	$46,806	$7,898	$362,899	$592,105	$742,421	$201,627
Annuity period	-	-	-	10,424	-	-	-
Total net assets	$228,332	$46,806	$7,898	$373,323	$592,105	$742,421	$201,627

Fair value per share (NAV)	$8.65	$5.43	$8.82	$12.75	$9.05	$7.38	$9.70
Shares outstanding in the Separate Account	26,397	8,620	896	29,319	65,426	100,599	20,786

(1) Investments in mutual fund shares, at cost	$236,784	$50,154	$9,445	$429,308	$608,817	$774,913	$221,914

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower High Yield Bond Fund, Class I	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class
ASSETS:
Investments at fair value (1)	$38,041	$208,603	$1,723,770	$267,463	$27,383	$89,371	$848,834
Receivable from the fund manager	-	5	32	9	-	2	15
Receivable from dividends	-	-	664	-	-	-	-
Total assets	38,041	208,608	1,724,466	267,472	27,383	89,373	848,849

LIABILITIES:
Payable to the Contracts	-	5	32	9	-	2	15
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	5	32	9	-	2	15

NET ASSETS	$38,041	$208,603	$1,724,434	$267,463	$27,383	$89,371	$848,834

ANALYSIS OF NET ASSETS
Accumulation period	$38,041	$208,603	$1,724,434	$267,463	$27,383	$89,371	$848,834
Annuity period	-	-	-	-	-	-	-
Total net assets	$38,041	$208,603	$1,724,434	$267,463	$27,383	$89,371	$848,834

Fair value per share (NAV)	$8.36	$6.92	$1.00	$7.53	$8.98	$12.75	$12.35
Shares outstanding in the Separate Account	4,550	30,145	1,723,770	35,520	3,049	7,010	68,732

(1) Investments in mutual fund shares, at cost	$46,116	$243,493	$1,723,764	$277,310	$29,981	$92,006	$811,961

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class
ASSETS:
Investments at fair value (1)	$285,175	$446,586	$210,537	$303,323	$523,055	$225,992	$426,978
Receivable from the fund manager	6	14	6	10	17	7	7
Receivable from dividends	-	-	-	-	-	-	-
Total assets	285,181	446,600	210,543	303,333	523,072	225,999	426,985

LIABILITIES:
Payable to the Contracts	6	14	6	10	17	7	7
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	6	14	6	10	17	7	7

NET ASSETS	$285,175	$446,586	$210,537	$303,323	$523,055	$225,992	$426,978

ANALYSIS OF NET ASSETS
Accumulation period	$285,175	$446,586	$210,537	$303,323	$523,055	$225,992	$426,978
Annuity period	-	-	-	-	-	-	-
Total net assets	$285,175	$446,586	$210,537	$303,323	$523,055	$225,992	$426,978

Fair value per share (NAV)	$12.03	$9.02	$27.79	$9.95	$13.40	$10.25	$13.38
Shares outstanding in the Separate Account	23,705	49,511	7,576	30,485	39,034	22,048	31,912

(1) Investments in mutual fund shares, at cost	$268,079	$488,820	$168,342	$334,951	$571,917	$247,506	$445,853

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2040 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class
ASSETS:
Investments at fair value (1)	$6,851	$89,194	$10,259,530	$2,849,956	$722,710	$3,070,816	$828,752
Receivable from the fund manager	-	3	33,256	3,660	7	10,001	875
Receivable from dividends	-	-	-	-	-	-	-
Total assets	6,851	89,197	10,292,786	2,853,616	722,717	3,080,817	829,627

LIABILITIES:
Payable to the Contracts	-	3	33,256	3,660	7	10,001	875
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	3	33,256	3,660	7	10,001	875

NET ASSETS	$6,851	$89,194	$10,259,530	$2,849,956	$722,710	$3,070,816	$828,752

ANALYSIS OF NET ASSETS
Accumulation period	$6,851	$89,194	$10,259,530	$2,849,956	$722,710	$3,070,816	$828,752
Annuity period	-	-	-	-	-	-	-
Total net assets	$6,851	$89,194	$10,259,530	$2,849,956	$722,710	$3,070,816	$828,752

Fair value per share (NAV)	$10.28	$12.97	$10.83	$6.28	$6.75	$9.20	$7.90
Shares outstanding in the Separate Account	666	6,877	947,325	453,815	107,068	333,784	104,905

(1) Investments in mutual fund shares, at cost	$7,458	$87,796	$10,049,512	$3,154,288	$802,678	$3,193,091	$874,873

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class
ASSETS:
Investments at fair value (1)	$445,968	$153,666	$8,380,469	$1,768,702	$1,802,254	$10,569,616	$1,276,512
Receivable from the fund manager	10	3	155	45	37	33,754	22
Receivable from dividends	-	-	-	-	-	-	-
Total assets	445,978	153,669	8,380,624	1,768,747	1,802,291	10,603,370	1,276,534

LIABILITIES:
Payable to the Contracts	10	3	155	45	37	33,754	22
Payable to the Company	-	-	1,187	-	-	-	-
Total liabilities	10	3	1,342	45	37	33,754	22

NET ASSETS	$445,968	$153,666	$8,379,282	$1,768,702	$1,802,254	$10,569,616	$1,276,512

ANALYSIS OF NET ASSETS
Accumulation period	$445,968	$153,666	$8,354,489	$1,768,702	$1,802,254	$10,569,616	$1,276,512
Annuity period	-	-	24,793	-	-	-	-
Total net assets	$445,968	$153,666	$8,379,282	$1,768,702	$1,802,254	$10,569,616	$1,276,512

Fair value per share (NAV)	$12.77	$12.00	$30.55	$19.11	$12.72	$10.63	$10.29
Shares outstanding in the Separate Account	34,923	12,806	274,320	92,554	141,687	994,319	124,054

(1) Investments in mutual fund shares, at cost	$474,433	$164,718	$6,935,426	$1,550,601	$1,821,681	$11,646,066	$1,291,468

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$29,942	$366,369	$918,556	$495,286	$104,100	$128,327	$3,303,014
Receivable from the fund manager	1	8	21	5	3	4	37
Receivable from dividends	-	-	-	-	-	-	-
Total assets	29,943	366,377	918,577	495,291	104,103	128,331	3,303,051

LIABILITIES:
Payable to the Contracts	1	8	21	5	3	4	37
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	1	8	21	5	3	4	37

NET ASSETS	$29,942	$366,369	$918,556	$495,286	$104,100	$128,327	$3,303,014

ANALYSIS OF NET ASSETS
Accumulation period	$29,942	$366,369	$918,556	$495,286	$104,100	$128,327	$3,303,014
Annuity period	-	-	-	-	-	-	-
Total net assets	$29,942	$366,369	$918,556	$495,286	$104,100	$128,327	$3,303,014

Fair value per share (NAV)	$10.30	$35.91	$35.78	$10.92	$5.63	$15.64	$21.54
Shares outstanding in the Separate Account	2,907	10,202	25,672	45,356	18,490	8,205	153,343

(1) Investments in mutual fund shares, at cost	$35,200	$283,890	$721,812	$541,908	$110,846	$123,032	$2,881,143

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$12,281	$28,636	$23,960	$29,410	$19,333	$181,369	$199,323
Receivable from the fund manager	-	1	1	1	1	7	6
Receivable from dividends	-	-	-	-	-	-	-
Total assets	12,281	28,637	23,961	29,411	19,334	181,376	199,329

LIABILITIES:
Payable to the Contracts	-	1	1	1	1	7	6
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	1	1	1	1	7	6

NET ASSETS	$12,281	$28,636	$23,960	$29,410	$19,333	$181,369	$199,323

ANALYSIS OF NET ASSETS
Accumulation period	$12,281	$28,636	$23,960	$29,410	$19,333	$181,369	$199,323
Annuity period	-	-	-	-	-	-	-
Total net assets	$12,281	$28,636	$23,960	$29,410	$19,333	$181,369	$199,323

Fair value per share (NAV)	$48.63	$1.00	$59.76	$93.10	$4.60	$461.79	$20.94
Shares outstanding in the Separate Account	253	28,636	401	316	4,203	393	9,519

(1) Investments in mutual fund shares, at cost	$8,118	$28,636	$15,228	$20,663	$22,961	$65,754	$173,166

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio	Franklin Income VIP Fund, Class 4	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series II
ASSETS:
Investments at fair value (1)	$12,353	$4,504	$47,674	$671,093	$29,859	$8,631	$95,963
Receivable from the fund manager	-	-	2	22	1	-	3
Receivable from dividends	-	-	-	-	-	-	-
Total assets	12,353	4,504	47,676	671,115	29,860	8,631	95,966

LIABILITIES:
Payable to the Contracts	-	-	2	22	1	-	3
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	2	22	1	-	3

NET ASSETS	$12,353	$4,504	$47,674	$671,093	$29,859	$8,631	$95,963

ANALYSIS OF NET ASSETS
Accumulation period	$12,353	$4,504	$47,674	$671,093	$29,859	$8,631	$95,963
Annuity period	-	-	-	-	-	-	-
Total net assets	$12,353	$4,504	$47,674	$671,093	$29,859	$8,631	$95,963

Fair value per share (NAV)	$11.17	$25.82	$13.24	$14.67	$8.84	$19.71	$2.14
Shares outstanding in the Separate Account	1,106	174	3,601	45,746	3,378	438	44,843

(1) Investments in mutual fund shares, at cost	$13,973	$4,998	$47,488	$729,543	$30,976	$8,559	$99,513

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares
ASSETS:
Investments at fair value (1)	$208,444	$38,664	$799,557	$439,567	$14,358	$352,396	$5,954
Receivable from the fund manager	3	1	12	11	-	12	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	208,447	38,665	799,569	439,578	14,358	352,408	5,954

LIABILITIES:
Payable to the Contracts	3	1	12	11	-	12	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	3	1	12	11	-	12	-

NET ASSETS	$208,444	$38,664	$799,557	$439,567	$14,358	$352,396	$5,954

ANALYSIS OF NET ASSETS
Accumulation period	$208,444	$38,664	$799,557	$439,567	$14,358	$352,396	$5,954
Annuity period	-	-	-	-	-	-	-
Total net assets	$208,444	$38,664	$799,557	$439,567	$14,358	$352,396	$5,954

Fair value per share (NAV)	$33.47	$13.65	$18.87	$26.30	$15.49	$11.16	$42.07
Shares outstanding in the Separate Account	6,228	2,833	42,372	16,714	927	31,577	142

(1) Investments in mutual fund shares, at cost	$212,469	$44,955	$850,147	$392,708	$15,599	$427,989	$5,355

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Lord Abbett Series Fund Developing Growth Portfolio	LVIP Delaware US REIT Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Service Class	MFS Blended Research Core Equity Portfolio, Service Class	MFS Blended Research Small Cap Equity Portfolio, Service Class
ASSETS:
Investments at fair value (1)	$1,363,921	$801,400	$25,020	$40,689	$31,931	$63,285	$40,453
Receivable from the fund manager	15	22	-	1	1	1	1
Receivable from dividends	-	-	-	-	-	-	-
Total assets	1,363,936	801,422	25,020	40,690	31,932	63,286	40,454

LIABILITIES:
Payable to the Contracts	15	22	-	1	1	1	1
Payable to the Company	905	-	-	-	-	-	-
Total liabilities	920	22	-	1	1	1	1

NET ASSETS	$1,363,016	$801,400	$25,020	$40,689	$31,931	$63,285	$40,453

ANALYSIS OF NET ASSETS
Accumulation period	$1,344,116	$801,400	$25,020	$40,689	$31,931	$63,285	$40,453
Annuity period	18,900	-	-	-	-	-	-
Total net assets	$1,363,016	$801,400	$25,020	$40,689	$31,931	$63,285	$40,453

Fair value per share (NAV)	$48.05	$68.37	$23.96	$13.20	$19.61	$54.66	$9.49
Shares outstanding in the Separate Account	28,385	11,722	1,044	3,083	1,628	1,158	4,263

(1) Investments in mutual fund shares, at cost	$1,129,066	$867,048	$30,261	$38,386	$28,038	$60,448	$44,351

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	MFS International Growth Portfolio, Service Class	MFS Technology Portfolio, Service Class	Neuberger Berman AMT Sustainable Equity Portfolio, Class S	NVIT Emerging Markets Fund, Class D	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class

ASSETS:
Investments at fair value (1)	$9,151	$1,229,247	$151,363	$4,402	$88,573	$3,880	$259,058
Receivable from the fund manager	-	34	5	-	3	-	4
Receivable from dividends	-	-	-	-	-	-	-
Total assets	9,151	1,229,281	151,368	4,402	88,576	3,880	259,062

LIABILITIES:
Payable to the Contracts	-	34	5	-	3	-	4
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	34	5	-	3	-	4

NET ASSETS	$9,151	$1,229,247	$151,363	$4,402	$88,573	$3,880	$259,058

ANALYSIS OF NET ASSETS
Accumulation period	$9,151	$1,229,247	$151,363	$4,402	$88,573	$3,880	$259,058
Annuity period	-	-	-	-	-	-	-
Total net assets	$9,151	$1,229,247	$151,363	$4,402	$88,573	$3,880	$259,058

Fair value per share (NAV)	$14.43	$28.01	$33.49	$10.33	$5.46	$7.95	$9.60
Shares outstanding in the Separate Account	634	43,886	4,520	426	16,222	488	26,985

(1) Investments in mutual fund shares, at cost	$10,304	$1,031,478	$122,496	$4,353	$115,827	$5,054	$281,420

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Putnam VT Core Equity Fund, Class IB	Putnam VT Focused International Equity Fund, Class IB	Putnam VT Income Fund, Class IB	Putnam VT International Equity Fund, Class IB
ASSETS:
Investments at fair value (1)	$34,064	$76,827	$495,677	$24,999	$6,039	$9,025	$17,643
Receivable from the fund manager	1	1	8	1	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	34,065	76,828	495,685	25,000	6,039	9,025	17,643

LIABILITIES:
Payable to the Contracts	1	1	8	1	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	1	1	8	1	-	-	-

NET ASSETS	$34,064	$76,827	$495,677	$24,999	$6,039	$9,025	$17,643

ANALYSIS OF NET ASSETS
Accumulation period	$34,064	$76,827	$495,677	$24,999	$6,039	$9,025	$17,643
Annuity period	-	-	-	-	-	-	-
Total net assets	$34,064	$76,827	$495,677	$24,999	$6,039	$9,025	$17,643

Fair value per share (NAV)	$11.57	$10.23	$9.18	$18.83	$14.26	$8.29	$15.27
Shares outstanding in the Separate Account	2,944	7,510	53,995	1,328	423	1,089	1,155

(1) Investments in mutual fund shares, at cost	$40,574	$77,559	$588,142	$24,573	$6,698	$11,503	$17,242

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Large Cap Growth Fund, Class IB	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II
ASSETS:
Investments at fair value (1)	$779,643	$50,715	$2,886	$29,198	$51,405	$3,822,242	$645,822
Receivable from the fund manager	25	2	-	1	1	78	19
Receivable from dividends	-	-	-	-	-	-	-
Total assets	779,668	50,717	2,886	29,199	51,406	3,822,320	645,841

LIABILITIES:
Payable to the Contracts	25	2	-	1	1	78	19
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	25	2	-	1	1	78	19

NET ASSETS	$779,643	$50,715	$2,886	$29,198	$51,405	$3,822,242	$645,822

ANALYSIS OF NET ASSETS
Accumulation period	$779,643	$50,715	$2,886	$29,198	$51,405	$3,822,242	$645,822
Annuity period	-	-	-	-	-	-	-
Total net assets	$779,643	$50,715	$2,886	$29,198	$51,405	$3,822,242	$645,822

Fair value per share (NAV)	$13.48	$28.82	$6.34	$17.40	$11.43	$43.54	$51.85
Shares outstanding in the Separate Account	57,837	1,760	455	1,678	4,497	87,787	12,456

(1) Investments in mutual fund shares, at cost	$663,121	$42,512	$2,745	$29,147	$53,041	$3,489,107	$644,999

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

SUBACCOUNTS
VanEck VIP Global Resources Fund
ASSETS:
Investments at fair value (1)	$85,823
Receivable from the fund manager	2
Receivable from dividends	-
Total assets	85,825

LIABILITIES:
Payable to the Contracts	2
Payable to the Company	-
Total liabilities	2

NET ASSETS	$85,823

ANALYSIS OF NET ASSETS
Accumulation period	$85,823
Annuity period	-
Total net assets	$85,823

Fair value per share (NAV)	$25.42
Shares outstanding in the Separate Account	3,376

(1) Investments in mutual fund shares, at cost	$68,502

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III	American Century Investments VP Inflation Protection Fund, Class II
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$2,266	$-	$4,558

EXPENSES:
Mortality and expense risk and admin	1,952	2,069	109	499	1,154	1,412	1,312
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	1,952	2,069	109	499	1,154	1,412	1,312

NET INVESTMENT INCOME (LOSS)	(1,952)	(2,069)	(109)	(499)	1,112	(1,412)	3,246

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	336	1,207	(134)	(401)	10,218	(6,727)	(6,066)
Capital gain distributions	-	-	-	-	812	-	-

Net realized gain (loss) on investments	336	1,207	(134)	(401)	11,030	(6,727)	(6,066)

Change in net unrealized appreciation (depreciation) on investments	49,040	40,019	1,731	5,915	(1,590)	36,439	5,148

Net realized and unrealized gain (loss) on investments	49,376	41,226	1,597	5,514	9,440	29,712	(918)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,424	$39,157	$1,488	$5,015	$10,552	$28,300	$2,328

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Mid Cap Value Fund, Class II	American Century Investments VP Value Fund, Class II	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4
INVESTMENT INCOME:
Dividend income	$8,797	$6,134	$11,987	$2,295	$8,893	$4,392	$3,967

EXPENSES:
Mortality and expense risk and admin	4,440	3,116	9,612	15,163	8,682	4,313	4,889
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	4,440	3,116	9,612	15,163	8,682	4,313	4,889

NET INVESTMENT INCOME (LOSS)	4,357	3,018	2,375	(12,868)	211	79	(922)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,229)	4,664	(39,638)	19,778	1,047	(48,362)	(574)
Capital gain distributions	45,101	24,570	-	76,994	38,973	-	-

Net realized gain (loss) on investments	43,872	29,234	(39,638)	96,772	40,020	(48,362)	(574)

Change in net unrealized appreciation (depreciation) on investments	(29,300)	(13,950)	166,054	324,398	120,527	109,122	46,569

Net realized and unrealized gain (loss) on investments	14,572	15,284	126,416	421,170	160,547	60,760	45,995

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,929	$18,302	$128,791	$408,302	$160,758	$60,839	$45,073

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock High Yield V.I., Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares
INVESTMENT INCOME:
Dividend income	$1,608	$3,469	$25,767	$41,823	$-	$73	$552

EXPENSES:
Mortality and expense risk and admin	1,373	450	10,712	4,805	511	140	1,176
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	1,373	450	10,712	4,805	511	140	1,176

NET INVESTMENT INCOME (LOSS)	235	3,019	15,055	37,018	(511)	(67)	(624)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,512	(75)	(2,112)	(11,516)	78	36	1,329
Capital gain distributions	904	-	-	-	-	1,166	9,077

Net realized gain (loss) on investments	2,416	(75)	(2,112)	(11,516)	78	1,202	10,406

Change in net unrealized appreciation (depreciation) on investments	10,433	22,483	95,215	49,373	29,815	891	8,906

Net realized and unrealized gain (loss) on investments	12,849	22,408	93,103	37,857	29,893	2,093	19,312

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,084	$25,427	$108,158	$74,875	$29,382	$2,026	$18,688

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Strategic Income Fund, Class 2	Delaware Ivy VIP Energy, Class II	Delaware VIP Emerging Markets, Service Class
INVESTMENT INCOME:
Dividend income	$-	$19	$-	$-	$-	$294	$998

EXPENSES:
Mortality and expense risk and admin	5,360	999	5,323	7,235	83	118	672
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	5,360	999	5,323	7,235	83	118	672

NET INVESTMENT INCOME (LOSS)	(5,360)	(980)	(5,323)	(7,235)	(83)	176	326

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	34,951	(279)	(33,950)	2,177	(4,602)	1,033	(11,420)
Capital gain distributions	3,934	552	-	23,747	-	-	-

Net realized gain (loss) on investments	38,885	273	(33,950)	25,924	(4,602)	1,033	(11,420)

Change in net unrealized appreciation (depreciation) on investments	128,098	5,838	68,293	165,299	5,382	(990)	17,894

Net realized and unrealized gain (loss) on investments	166,983	6,111	34,343	191,223	780	43	6,474

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$161,623	$5,131	$29,020	$183,988	$697	$219	$6,800

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Delaware VIP International Series, Service Class	Delaware VIP Small Cap Value Series, Service Class	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA US Large Value Portfolio
INVESTMENT INCOME:
Dividend income	$287	$1,090	$394	$4,177	$611	$1,160	$3,014

EXPENSES:
Mortality and expense risk and admin	183	1,906	107	862	105	132	703
Investment advisory expenses	-	-	-	-	121	123	848
Total expenses	183	1,906	107	862	226	255	1,551

NET INVESTMENT INCOME (LOSS)	104	(816)	287	3,315	385	905	1,463

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(776)	(2,485)	330	647	(31)	39	702
Capital gain distributions	-	7,304	393	1,700	-	231	1,837

Net realized gain (loss) on investments	(776)	4,819	723	2,347	(31)	270	2,539

Change in net unrealized appreciation (depreciation) on investments	3,833	6,426	2,326	15,050	1,981	2,503	8,218

Net realized and unrealized gain (loss) on investments	3,057	11,245	3,049	17,397	1,950	2,773	10,757

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,161	$10,429	$3,336	$20,712	$2,335	$3,678	$12,220

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class B	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L
INVESTMENT INCOME:
Dividend income	$-	$-	$20,128	$1,388	$195	$8,265	$11,988

EXPENSES:
Mortality and expense risk and admin	43	1,424	2,002	538	110	3,022	6,494
Investment advisory expenses	-	-	-	-	-	1,405	307
Total expenses	43	1,424	2,002	538	110	4,427	6,801

NET INVESTMENT INCOME (LOSS)	(43)	(1,424)	18,126	850	85	3,838	5,187

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	611	202	(4,261)	(706)	414	(22,808)	(7,515)
Capital gain distributions	-	4,897	-	1,185	906	-	5,466

Net realized gain (loss) on investments	611	5,099	(4,261)	479	1,320	(22,808)	(2,049)

Change in net unrealized appreciation (depreciation) on investments	(962)	32,905	10,149	5,178	(548)	34,213	36,460

Net realized and unrealized gain (loss) on investments	(351)	38,004	5,888	5,657	772	11,405	34,411

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(394)	$36,580	$24,014	$6,507	$857	$15,243	$39,598

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower High Yield Bond Fund, Class I	Empower Inflation-Protected Securities Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$21,801	$5,090	$823	$1,940	$79,049	$14,558	$1,135

EXPENSES:
Mortality and expense risk and admin	4,839	893	141	2,294	11,613	3,270	136
Investment advisory expenses	-	-	110	423	268	-	138
Total expenses	4,839	893	251	2,717	11,881	3,270	274

NET INVESTMENT INCOME (LOSS)	16,962	4,197	572	(777)	67,168	11,288	861

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(900)	(10,759)	(712)	(19,938)	3	(3,255)	(149)
Capital gain distributions	8,134	-	-	-	-	-	-

Net realized gain (loss) on investments	7,234	(10,759)	(712)	(19,938)	3	(3,255)	(149)

Change in net unrealized appreciation (depreciation) on investments	27,475	18,678	3,344	28,988	(3)	17,798	236

Net realized and unrealized gain (loss) on investments	34,709	7,919	2,632	9,050	-	14,543	87

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,671	$12,116	$3,204	$8,273	$67,168	$25,831	$948

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$-	$18,783	$3,993	$393	$72	$7,892	$11,855

EXPENSES:
Mortality and expense risk and admin	1,066	5,208	2,351	4,803	3,671	3,497	6,170
Investment advisory expenses	277	1,781	-	-	-	-	-
Total expenses	1,343	6,989	2,351	4,803	3,671	3,497	6,170

NET INVESTMENT INCOME (LOSS)	(1,343)	11,794	1,642	(4,410)	(3,599)	4,395	5,685

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,930)	2,906	4,240	(18,632)	68,450	(2,283)	(15,388)
Capital gain distributions	-	16,898	5,104	12,911	4,479	5,582	10,587

Net realized gain (loss) on investments	(1,930)	19,804	9,344	(5,721)	72,929	3,299	(4,801)

Change in net unrealized appreciation (depreciation) on investments	17,303	91,462	35,058	125,912	(46,102)	19,370	52,669

Net realized and unrealized gain (loss) on investments	15,373	111,266	44,402	120,191	26,827	22,669	47,868

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,030	$123,060	$46,044	$115,781	$23,228	$27,064	$53,553

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$7,453	$9,738	$159	$458	$198,533	$101,845	$17,767

EXPENSES:
Mortality and expense risk and admin	5,010	4,796	84	1,722	120,790	36,106	5,006
Investment advisory expenses	-	-	-	-	3,383	-	-
Total expenses	5,010	4,796	84	1,722	124,173	36,106	5,006

NET INVESTMENT INCOME (LOSS)	2,443	4,942	75	(1,264)	74,360	65,739	12,761

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(29,926)	(23,437)	(169)	(6,280)	(80,609)	(218,777)	(80,800)
Capital gain distributions	10,550	15,897	213	36	83,081	41,156	27,848

Net realized gain (loss) on investments	(19,376)	(7,540)	44	(6,244)	2,472	(177,621)	(52,952)

Change in net unrealized appreciation (depreciation) on investments	57,461	71,517	828	22,748	966,198	425,220	142,146

Net realized and unrealized gain (loss) on investments	38,085	63,977	872	16,504	968,670	247,599	89,194

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,528	$68,919	$947	$15,240	$1,043,030	$313,338	$101,955

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi- Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$68,968	$26,071	$14,061	$2,518	$37,049	$8,231	$9,644

EXPENSES:
Mortality and expense risk and admin	17,808	6,948	3,733	1,280	61,116	17,881	13,774
Investment advisory expenses	8,594	4,298	-	-	5,908	785	996
Total expenses	26,402	11,246	3,733	1,280	67,024	18,666	14,770

NET INVESTMENT INCOME (LOSS)	42,566	14,825	10,328	1,238	(29,975)	(10,435)	(5,126)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(19,912)	(25,921)	(3,866)	(10,089)	455,111	88,794	(25,942)
Capital gain distributions	57,204	17,561	-	264	387,103	73,758	47,369

Net realized gain (loss) on investments	37,292	(8,360)	(3,866)	(9,825)	842,214	162,552	21,427

Change in net unrealized appreciation (depreciation) on investments	171,364	62,093	24,127	26,413	1,062,020	116,075	244,250

Net realized and unrealized gain (loss) on investments	208,656	53,733	20,261	16,588	1,904,234	278,627	265,677

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$251,222	$68,558	$30,589	$17,826	$1,874,259	$268,192	$260,551

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Service Shares

INVESTMENT INCOME:
Dividend income	$249,966	$29,370	$-	$170	$-	$11,705	$6,546

EXPENSES:
Mortality and expense risk and admin	126,848	7,694	547	3,103	8,228	1,925	1,113
Investment advisory expenses	2,357	-	-	-	-	-	-
Total expenses	129,205	7,694	547	3,103	8,228	1,925	1,113

NET INVESTMENT INCOME (LOSS)	120,761	21,676	(547)	(2,933)	(8,228)	9,780	5,433

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(738,483)	(964)	(7,001)	19,124	43,843	(4,887)	(3,080)
Capital gain distributions	229,056	-	12	7,944	23,836	-	-

Net realized gain (loss) on investments	(509,427)	(964)	(6,989)	27,068	67,679	(4,887)	(3,080)

Change in net unrealized appreciation (depreciation) on investments	1,682,441	40,705	11,226	29,509	104,213	15,045	9,321

Net realized and unrealized gain (loss) on investments	1,173,014	39,741	4,237	56,577	171,892	10,158	6,241

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,293,775	$61,417	$3,690	$53,644	$163,664	$19,938	$11,674

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class

INVESTMENT INCOME:
Dividend income	$2,937	$44,520	$54	$1,372	$-	$34	$1,057

EXPENSES:
Mortality and expense risk and admin	1,860	10,387	151	401	304	359	259
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	1,860	10,387	151	401	304	359	259

NET INVESTMENT INCOME (LOSS)	1,077	34,133	(97)	971	(304)	(325)	798

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,052	15,261	56	-	1,088	289	(127)
Capital gain distributions	1,749	106,558	389	-	-	1,222	-

Net realized gain (loss) on investments	2,801	121,819	445	-	1,088	1,511	(127)

Change in net unrealized appreciation (depreciation) on investments	11,571	390,628	2,601	-	6,948	6,407	924

Net realized and unrealized gain (loss) on investments	14,372	512,447	3,046	-	8,036	7,918	797

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,449	$546,580	$2,949	$971	$7,732	$7,593	$1,595

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/ Dow Jones Dividend & Income Allocation Portfolio	Franklin Income VIP Fund, Class 4	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio

INVESTMENT INCOME:
Dividend income	$2,447	$292	$313	$44	$1,025	$31,836	$1,870

EXPENSES:
Mortality and expense risk and admin	2,313	2,080	167	58	567	7,794	456
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	2,313	2,080	167	58	567	7,794	456

NET INVESTMENT INCOME (LOSS)	134	(1,788)	146	(14)	458	24,042	1,414

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	5,764	4,282	(26)	(12)	(532)	(3,415)	(589)
Capital gain distributions	1,518	-	-	11	767	39,226	-

Net realized gain (loss) on investments	7,282	4,282	(26)	(1)	235	35,811	(589)

Change in net unrealized appreciation (depreciation) on investments	28,876	41,841	438	729	3,413	(14,014)	1,411

Net realized and unrealized gain (loss) on investments	36,158	46,123	412	728	3,648	21,797	822

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,292	$44,335	$558	$714	$4,106	$45,839	$2,236

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series II	Invesco V.I. Core Plus Bond Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II

INVESTMENT INCOME:
Dividend income	$37	$269	$197	$-	$446	$9,847	$3,947

EXPENSES:
Mortality and expense risk and admin	132	1,056	123	864	324	3,895	3,952
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	132	1,056	123	864	324	3,895	3,952

NET INVESTMENT INCOME (LOSS)	(95)	(787)	74	(864)	122	5,952	(5)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(487)	(411)	(628)	(127)	(102)	(927)	1,527
Capital gain distributions	-	-	-	148	-	96,305	-

Net realized gain (loss) on investments	(487)	(411)	(628)	21	(102)	95,378	1,527

Change in net unrealized appreciation (depreciation) on investments	2,647	16,758	982	31,648	2,811	(16,394)	62,086

Net realized and unrealized gain (loss) on investments	2,160	16,347	354	31,669	2,709	78,984	63,613

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,065	$15,560	$428	$30,805	$2,831	$84,936	$63,608

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Small Cap Equity Fund, Series II	Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	JPMorgan Insurance Trust Income Builder Portfolio, Class 2	Lord Abbett Series Fund Developing Growth Portfolio

INVESTMENT INCOME:
Dividend income	$-	$13,521	$88	$23,168	$707	$-	$-

EXPENSES:
Mortality and expense risk and admin	159	4,799	80	5,392	7,979	11	60
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	159	4,799	80	5,392	7,979	11	60

NET INVESTMENT INCOME (LOSS)	(159)	8,722	8	17,776	(7,272)	(11)	(60)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(34)	(31,269)	8	18,076	(6,848)	(269)	(4)
Capital gain distributions	277	-	-	-	58,452	-	-

Net realized gain (loss) on investments	243	(31,269)	8	18,076	51,604	(269)	(4)

Change in net unrealized appreciation (depreciation) on investments	1,776	39,936	493	142,552	77,973	387	1,896

Net realized and unrealized gain (loss) on investments	2,019	8,667	501	160,628	129,577	118	1,892

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,860	$17,389	$509	$178,404	$122,305	$107	$1,832

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	LVIP Delaware US REIT Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Service Class	MFS Blended Research Core Equity Portfolio, Service Class	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS International Growth Portfolio, Service Class	MFS Technology Portfolio, Service Class	Neuberger Berman AMT Sustainable Equity Portfolio, Class S

INVESTMENT INCOME:
Dividend income	$1,191	$316	$615	$197	$79	$-	$105

EXPENSES:
Mortality and expense risk and admin	451	403	532	466	105	11,683	1,783
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	451	403	532	466	105	11,683	1,783

NET INVESTMENT INCOME (LOSS)	740	(87)	83	(269)	(26)	(11,683)	(1,678)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(431)	1,564	(111)	(5,391)	(19)	58,610	3,826
Capital gain distributions	-	339	4,567	1,302	276	-	2,203

Net realized gain (loss) on investments	(431)	1,903	4,456	(4,089)	257	58,610	6,029

Change in net unrealized appreciation (depreciation) on investments	3,796	1,757	12,254	10,756	824	446,700	28,111

Net realized and unrealized gain (loss) on investments	3,365	3,660	16,710	6,667	1,081	505,310	34,140

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,105	$3,573	$16,793	$6,398	$1,055	$493,627	$32,462

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	NVIT Emerging Markets Fund, Class D	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Long- Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short- Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class

INVESTMENT INCOME:
Dividend income	$63	$19,724	$127	$8,858	$1,223	$3,567	$17,285

EXPENSES:
Mortality and expense risk and admin	61	1,391	67	1,328	504	320	3,075
Investment advisory expenses	-	-	-	1,025	-	279	1,755
Total expenses	61	1,391	67	2,353	504	599	4,830

NET INVESTMENT INCOME (LOSS)	2	18,333	60	6,505	719	2,968	12,455

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1	(6,470)	(1,014)	(1,726)	(1,957)	(126)	(9,660)
Capital gain distributions	-	-	-	-	-	-	-

Net realized gain (loss) on investments	1	(6,470)	(1,014)	(1,726)	(1,957)	(126)	(9,660)

Change in net unrealized appreciation (depreciation) on investments	99	(22,518)	1,124	4,967	2,236	1,185	20,776

Net realized and unrealized gain (loss) on investments	100	(28,988)	110	3,241	279	1,059	11,116

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$102	$(10,655)	$170	$9,746	$998	$4,027	$23,571

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Core Equity Fund, Class IB	Putnam VT Focused International Equity Fund, Class IB	Putnam VT Global Asset Allocation Fund, Class IB	Putnam VT Income Fund, Class IB	Putnam VT International Equity Fund, Class IB	Putnam VT International Value Fund, Class IB	Putnam VT Large Cap Growth Fund, Class IB

INVESTMENT INCOME:
Dividend income	$191	$70	$1,424	$497	$6	$126	$-

EXPENSES:
Mortality and expense risk and admin	327	109	944	105	100	32	9,120
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	327	109	944	105	100	32	9,120

NET INVESTMENT INCOME (LOSS)	(136)	(39)	480	392	(94)	94	(9,120)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,798)	(2,300)	(448)	(237)	(11)	(154)	40,705
Capital gain distributions	3,419	-	-	-	-	-	11,644

Net realized gain (loss) on investments	1,621	(2,300)	(448)	(237)	(11)	(154)	52,349

Change in net unrealized appreciation (depreciation) on investments	4,887	3,733	3,470	168	2,841	882	240,888

Net realized and unrealized gain (loss) on investments	6,508	1,433	3,022	(69)	2,830	728	293,237

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,372	$1,394	$3,502	$323	$2,736	$822	$284,117

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Research Fund, Class IB	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II

INVESTMENT INCOME:
Dividend income	$930	$10,868	$51	$-	$189	$-	$-

EXPENSES:
Mortality and expense risk and admin	555	321	38	314	712	27,827	7,825
Investment advisory expenses	-	-	-	-	-	328	-
Total expenses	555	321	38	314	712	28,155	7,825

NET INVESTMENT INCOME (LOSS)	375	10,547	13	(314)	(523)	(28,155)	(7,825)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	78	(30,316)	1,322	(32)	(32,906)	32,907	40,338
Capital gain distributions	2,607	-	-	-	14,523	-	23,888

Net realized gain (loss) on investments	2,685	(30,316)	1,322	(32)	(18,383)	32,907	64,226

Change in net unrealized appreciation (depreciation) on investments	3,281	20,011	(386)	5,548	25,471	1,366,435	(49,112)

Net realized and unrealized gain (loss) on investments	5,966	(10,305)	936	5,516	7,088	1,399,342	15,114

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,341	$242	$949	$5,202	$6,565	$1,371,187	$7,289

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

SUBACCOUNTS
VanEck VIP Global Resources Fund

INVESTMENT INCOME:
Dividend income	$2,767

EXPENSES:
Mortality and expense risk and admin	960
Investment advisory expenses	269
Total expenses	1,229

NET INVESTMENT INCOME (LOSS)	1,538

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,602
Capital gain distributions	-

Net realized gain (loss) on investments	3,602

Change in net unrealized appreciation (depreciation) on investments	(11,213)

Net realized and unrealized gain (loss) on investments	(7,611)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,073)

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III	American Century Investments VP Inflation Protection Fund, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,952)	$(2,069)	$(109)	$(499)	$1,112	$(1,412)	$3,246
Net realized gain (loss) on investments	336	1,207	(134)	(401)	11,030	(6,727)	(6,066)
Change in net unrealized appreciation (depreciation) on investments	49,040	40,019	1,731	5,915	(1,590)	36,439	5,148

Net increase (decrease) in net assets resulting from operations	47,424	39,157	1,488	5,015	10,552	28,300	2,328

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	(9)	(9)	(3)	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	1	(6,303)	(191)	-	(51,253)	(53,614)	(25,848)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	1	(6,312)	(200)	(3)	(51,253)	(53,614)	(25,848)

Total increase (decrease) in net assets	47,425	32,845	1,288	5,012	(40,701)	(25,314)	(23,520)

NET ASSETS:
Beginning of period	115,253	129,243	7,037	33,715	117,498	137,970	142,049

End of period	$162,678	$162,088	$8,325	$38,727	$76,797	$112,656	$118,529

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Mid Cap Value Fund, Class II	American Century Investments VP Value Fund, Class II	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth- Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,357	$3,018	$2,375	$(12,868)	$211	$79	$(922)
Net realized gain (loss) on investments	43,872	29,234	(39,638)	96,772	40,020	(48,362)	(574)
Change in net unrealized appreciation (depreciation) on investments	(29,300)	(13,950)	166,054	324,398	120,527	109,122	46,569

Net increase (decrease) in net assets resulting from operations	18,929	18,302	128,791	408,302	160,758	60,839	45,073

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	150	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	(61)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(3,116)	(76,657)	(248,475)	(112,526)	(27,155)	(228,716)	(161,037)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(3,116)	(76,657)	(248,386)	(112,526)	(27,155)	(228,716)	(161,037)

Total increase (decrease) in net assets	15,813	(58,355)	(119,595)	295,776	133,603	(167,877)	(115,964)

NET ASSETS:
Beginning of period	399,140	314,047	817,492	1,155,632	684,381	568,144	426,616

End of period	$414,953	$255,692	$697,897	$1,451,408	$817,984	$400,267	$310,652

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock High Yield V.I., Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$235	$3,019	$15,055	$37,018	$(511)	$(67)	$(624)
Net realized gain (loss) on investments	2,416	(75)	(2,112)	(11,516)	78	1,202	10,406
Change in net unrealized appreciation (depreciation) on investments	10,433	22,483	95,215	49,373	29,815	891	8,906

Net increase (decrease) in net assets resulting from operations	13,084	25,427	108,158	74,875	29,382	2,026	18,688

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	(4)	-
Contract owners' benefits	-	-	-	(172)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(103,986)	(1)	(4,401)	(131,110)	-	(1)	(5,264)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(103,986)	(1)	(4,401)	(131,282)	-	(5)	(5,264)

Total increase (decrease) in net assets	(90,902)	25,426	103,757	(56,407)	29,382	2,021	13,424

NET ASSETS:
Beginning of period	192,075	169,193	961,253	688,112	50,856	9,162	77,149

End of period	$101,173	$194,619	$1,065,010	$631,705	$80,238	$11,183	$90,573

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Strategic Income Fund, Class 2	Delaware Ivy VIP Energy, Class II	Delaware VIP Emerging Markets, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,360)	$(980)	$(5,323)	$(7,235)	$(83)	$176	$326
Net realized gain (loss) on investments	38,885	273	(33,950)	25,924	(4,602)	1,033	(11,420)
Change in net unrealized appreciation (depreciation) on investments	128,098	5,838	68,293	165,299	5,382	(990)	17,894

Net increase (decrease) in net assets resulting from operations	161,623	5,131	29,020	183,988	697	219	6,800

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	(108)	-	-	-
Contract owners' benefits	(229)	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(135,124)	(32,937)	(216,850)	(3,646)	(30,723)	(1,810)	(24,927)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(135,353)	(32,937)	(216,850)	(3,754)	(30,723)	(1,810)	(24,927)

Total increase (decrease) in net assets	26,270	(27,806)	(187,830)	180,234	(30,026)	(1,591)	(18,127)

NET ASSETS:
Beginning of period	413,476	86,791	588,764	425,935	30,026	10,473	75,634

End of period	$439,746	$58,985	$400,934	$606,169	$-	$8,882	$57,507

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Delaware VIP International Series, Service Class	Delaware VIP Small Cap Value Series, Service Class	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA US Large Value Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$104	$(816)	$287	$3,315	$385	$905	$1,463
Net realized gain (loss) on investments	(776)	4,819	723	2,347	(31)	270	2,539
Change in net unrealized appreciation (depreciation) on investments	3,833	6,426	2,326	15,050	1,981	2,503	8,218

Net increase (decrease) in net assets resulting from operations	3,161	10,429	3,336	20,712	2,335	3,678	12,220

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	(11,635)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(10,316)	(23,134)	8,295	(9,576)	523	-	3,731
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(10,316)	(23,134)	(3,340)	(9,576)	523	-	3,731

Total increase (decrease) in net assets	(7,155)	(12,705)	(4)	11,136	2,858	3,678	15,951

NET ASSETS:
Beginning of period	22,185	173,575	19,576	153,555	18,169	22,232	123,535

End of period	$15,030	$160,870	$19,572	$164,691	$21,027	$25,910	$139,486

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class B	Eaton Vance VT Floating- Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(43)	$(1,424)	$18,126	$850	$85	$3,838	$5,187
Net realized gain (loss) on investments	611	5,099	(4,261)	479	1,320	(22,808)	(2,049)
Change in net unrealized appreciation (depreciation) on investments	(962)	32,905	10,149	5,178	(548)	34,213	36,460

Net increase (decrease) in net assets resulting from operations	(394)	36,580	24,014	6,507	857	15,243	39,598

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	64	-	-	-	-
Contract owners' benefits	-	-	-	-	-	(9,546)	-
Net transfers (to) from the Company and/or Subaccounts	(6,884)	-	(55,141)	(5,146)	(3,565)	(102,819)	(110,037)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	(343)	-

Increase (decrease) in net assets resulting from Contract transactions	(6,884)	-	(55,077)	(5,146)	(3,565)	(112,708)	(110,037)

Total increase (decrease) in net assets	(7,278)	36,580	(31,063)	1,361	(2,708)	(97,465)	(70,439)

NET ASSETS:
Beginning of period	7,278	100,132	259,395	45,445	10,606	470,788	662,544

End of period	$-	$136,712	$228,332	$46,806	$7,898	$373,323	$592,105

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower High Yield Bond Fund, Class I	Empower Inflation- Protected Securities Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,962	$4,197	$572	$(777)	$67,168	$11,288	$861
Net realized gain (loss) on investments	7,234	(10,759)	(712)	(19,938)	3	(3,255)	(149)
Change in net unrealized appreciation (depreciation) on investments	27,475	18,678	3,344	28,988	(3)	17,798	236

Net increase (decrease) in net assets resulting from operations	51,671	12,116	3,204	8,273	67,168	25,831	948

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	(677,815)	-	-
Net transfers (to) from the Company and/or Subaccounts	11,835	(44,832)	(6,241)	(85,606)	500,561	(53,232)	1,159
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	11,835	(44,832)	(6,241)	(85,606)	(177,254)	(53,232)	1,159

Total increase (decrease) in net assets	63,506	(32,716)	(3,037)	(77,333)	(110,086)	(27,401)	2,107

NET ASSETS:
Beginning of period	678,915	234,343	41,078	285,936	1,834,520	294,864	25,276

End of period	$742,421	$201,627	$38,041	$208,603	$1,724,434	$267,463	$27,383

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,343)	$11,794	$1,642	$(4,410)	$(3,599)	$4,395	$5,685
Net realized gain (loss) on investments	(1,930)	19,804	9,344	(5,721)	72,929	3,299	(4,801)
Change in net unrealized appreciation (depreciation) on investments	17,303	91,462	35,058	125,912	(46,102)	19,370	52,669

Net increase (decrease) in net assets resulting from operations	14,030	123,060	46,044	115,781	23,228	27,064	53,553

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	1,320	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(43,341)	(40,624)	(47,945)	(74,128)	(341,064)	(12,569)	(108,021)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(43,341)	(39,304)	(47,945)	(74,128)	(341,064)	(12,569)	(108,021)

Total increase (decrease) in net assets	(29,311)	83,756	(1,901)	41,653	(317,836)	14,495	(54,468)

NET ASSETS:
Beginning of period	118,682	765,078	287,076	404,933	528,373	288,828	577,523

End of period	$89,371	$848,834	$285,175	$446,586	$210,537	$303,323	$523,055

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,443	$4,942	$75	$(1,264)	$74,360	$65,739	$12,761
Net realized gain (loss) on investments	(19,376)	(7,540)	44	(6,244)	2,472	(177,621)	(52,952)
Change in net unrealized appreciation (depreciation) on investments	57,461	71,517	828	22,748	966,198	425,220	142,146

Net increase (decrease) in net assets resulting from operations	40,528	68,919	947	15,240	1,043,030	313,338	101,955

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(228,077)	(291,199)	(1,281)	(125,796)	(2,711,307)	(1,228,488)	(363,937)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(228,077)	(291,199)	(1,281)	(125,796)	(2,711,307)	(1,228,488)	(363,937)

Total increase (decrease) in net assets	(187,549)	(222,280)	(334)	(110,556)	(1,668,277)	(915,150)	(261,982)

NET ASSETS:
Beginning of period	413,541	649,258	7,185	199,750	11,927,807	3,765,106	984,692

End of period	$225,992	$426,978	$6,851	$89,194	$10,259,530	$2,849,956	$722,710

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi- Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$42,566	$14,825	$10,328	$1,238	$(29,975)	$(10,435)	$(5,126)
Net realized gain (loss) on investments	37,292	(8,360)	(3,866)	(9,825)	842,214	162,552	21,427
Change in net unrealized appreciation (depreciation) on investments	171,364	62,093	24,127	26,413	1,062,020	116,075	244,250

Net increase (decrease) in net assets resulting from operations	251,222	68,558	30,589	17,826	1,874,259	268,192	260,551

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	360	1,995	1,695	1,320
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	(74)	-	(30,838)	(5,665)	(8,710)
Net transfers (to) from the Company and/or Subaccounts	(255,692)	(121,067)	(60,117)	(33,607)	(1,940,261)	(668,179)	(486,109)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	(877)	-	-

Increase (decrease) in net assets resulting from Contract transactions	(255,692)	(121,067)	(60,191)	(33,247)	(1,969,981)	(672,149)	(493,499)

Total increase (decrease) in net assets	(4,470)	(52,509)	(29,602)	(15,421)	(95,722)	(403,957)	(232,948)

NET ASSETS:
Beginning of period	3,075,286	881,261	475,570	169,087	8,475,004	2,172,659	2,035,202

End of period	$3,070,816	$828,752	$445,968	$153,666	$8,379,282	$1,768,702	$1,802,254

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$120,761	$21,676	$(547)	$(2,933)	$(8,228)	$9,780	$5,433
Net realized gain (loss) on investments	(509,427)	(964)	(6,989)	27,068	67,679	(4,887)	(3,080)
Change in net unrealized appreciation (depreciation) on investments	1,682,441	40,705	11,226	29,509	104,213	15,045	9,321

Net increase (decrease) in net assets resulting from operations	1,293,775	61,417	3,690	53,644	163,664	19,938	11,674

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	(219)	-	-
Net transfers (to) from the Company and/or Subaccounts	(4,652,082)	(24,529)	(25,899)	1,659	(228,514)	(31,611)	(20,634)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(4,652,082)	(24,529)	(25,899)	1,659	(228,733)	(31,611)	(20,634)

Total increase (decrease) in net assets	(3,358,307)	36,888	(22,209)	55,303	(65,069)	(11,673)	(8,960)

NET ASSETS:
Beginning of period	13,927,923	1,239,624	52,151	311,066	983,625	506,959	113,060

End of period	$10,569,616	$1,276,512	$29,942	$366,369	$918,556	$495,286	$104,100

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,077	$34,133	$(97)	$971	$(304)	$(325)	$798
Net realized gain (loss) on investments	2,801	121,819	445	-	1,088	1,511	(127)
Change in net unrealized appreciation (depreciation) on investments	11,571	390,628	2,601	-	6,948	6,407	924

Net increase (decrease) in net assets resulting from operations	15,449	546,580	2,949	971	7,732	7,593	1,595

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(62)	-	(5)	(2)	-	(9)	(17)
Contract owners' benefits	-	(543)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(43,864)	92,176	1	(1,185)	(1,701)	(366)	(233)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(43,926)	91,633	(4)	(1,187)	(1,701)	(375)	(250)

Total increase (decrease) in net assets	(28,477)	638,213	2,945	(216)	6,031	7,218	1,345

NET ASSETS:
Beginning of period	156,804	2,664,801	9,336	28,852	17,929	22,192	17,988

End of period	$128,327	$3,303,014	$12,281	$28,636	$23,960	$29,410	$19,333

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio	Franklin Income VIP Fund, Class 4	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$134	$(1,788)	$146	$(14)	$458	$24,042	$1,414
Net realized gain (loss) on investments	7,282	4,282	(26)	(1)	235	35,811	(589)
Change in net unrealized appreciation (depreciation) on investments	28,876	41,841	438	729	3,413	(14,014)	1,411

Net increase (decrease) in net assets resulting from operations	36,292	44,335	558	714	4,106	45,839	2,236

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	150	-	-	-	-	-
Contract maintenance charges	(18)	-	(6)	(2)	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(6,540)	(20,965)	-	-	(8,744)	(35,207)	(24,711)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(6,558)	(20,815)	(6)	(2)	(8,744)	(35,207)	(24,711)

Total increase (decrease) in net assets	29,734	23,520	552	712	(4,638)	10,632	(22,475)

NET ASSETS:
Beginning of period	151,635	175,803	11,801	3,792	52,312	660,461	52,334

End of period	$181,369	$199,323	$12,353	$4,504	$47,674	$671,093	$29,859

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series II	Invesco V.I. Core Plus Bond Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(95)	$(787)	$74	$(864)	$122	$5,952	$(5)
Net realized gain (loss) on investments	(487)	(411)	(628)	21	(102)	95,378	1,527
Change in net unrealized appreciation (depreciation) on investments	2,647	16,758	982	31,648	2,811	(16,394)	62,086

Net increase (decrease) in net assets resulting from operations	2,065	15,560	428	30,805	2,831	84,936	63,608

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(10,134)	(1,314)	(16,967)	(1)	(182)	(15,200)	(65,013)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(10,134)	(1,314)	(16,967)	(1)	(182)	(15,200)	(65,013)

Total increase (decrease) in net assets	(8,069)	14,246	(16,539)	30,804	2,649	69,736	(1,405)

NET ASSETS:
Beginning of period	16,700	81,717	16,539	177,640	36,015	729,821	440,972

End of period	$8,631	$95,963	$-	$208,444	$38,664	$799,557	$439,567

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Small Cap Equity Fund, Series II	Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	JPMorgan Insurance Trust Income Builder Portfolio, Class 2	Lord Abbett Series Fund Developing Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(159)	$8,722	$8	$17,776	$(7,272)	$(11)	$(60)
Net realized gain (loss) on investments	243	(31,269)	8	18,076	51,604	(269)	(4)
Change in net unrealized appreciation (depreciation) on investments	1,776	39,936	493	142,552	77,973	387	1,896

Net increase (decrease) in net assets resulting from operations	1,860	17,389	509	178,404	122,305	107	1,832

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1)	(124,959)	2	(40,880)	(108,682)	(2,907)	1
Adjustments to net assets allocated to contracts in payout period	-	-	-	(647)	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1)	(124,959)	2	(41,527)	(108,682)	(2,907)	1

Total increase (decrease) in net assets	1,859	(107,570)	511	136,877	13,623	(2,800)	1,833

NET ASSETS:
Beginning of period	12,499	459,966	5,443	1,226,139	787,777	2,800	23,187

End of period	$14,358	$352,396	$5,954	$1,363,016	$801,400	$-	$25,020

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	LVIP Delaware US REIT Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Service Class	MFS Blended Research Core Equity Portfolio, Service Class	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS International Growth Portfolio, Service Class	MFS Technology Portfolio, Service Class	Neuberger Berman AMT Sustainable Equity Portfolio, Class S

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$740	$(87)	$83	$(269)	$(26)	$(11,683)	$(1,678)
Net realized gain (loss) on investments	(431)	1,903	4,456	(4,089)	257	58,610	6,029
Change in net unrealized appreciation (depreciation) on investments	3,796	1,757	12,254	10,756	824	446,700	28,111

Net increase (decrease) in net assets resulting from operations	4,105	3,573	16,793	6,398	1,055	493,627	32,462

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	(151)	-
Net transfers (to) from the Company and/or Subaccounts	(3,588)	(8,808)	(40,203)	(15,679)	-	(334,587)	(55,139)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(3,588)	(8,808)	(40,203)	(15,679)	-	(334,738)	(55,139)

Total increase (decrease) in net assets	517	(5,235)	(23,410)	(9,281)	1,055	158,889	(22,677)

NET ASSETS:
Beginning of period	40,172	37,166	86,695	49,734	8,096	1,070,358	174,040

End of period	$40,689	$31,931	$63,285	$40,453	$9,151	$1,229,247	$151,363

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	NVIT Emerging Markets Fund, Class D	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short- Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2	$18,333	$60	$6,505	$719	$2,968	$12,455
Net realized gain (loss) on investments	1	(6,470)	(1,014)	(1,726)	(1,957)	(126)	(9,660)
Change in net unrealized appreciation (depreciation) on investments	99	(22,518)	1,124	4,967	2,236	1,185	20,776

Net increase (decrease) in net assets resulting from operations	102	(10,655)	170	9,746	998	4,027	23,571

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	(36,652)	(2,283)	(3,850)	(8,919)	(2,660)	(30,961)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	-	(36,652)	(2,283)	(3,850)	(8,919)	(2,660)	(30,961)

Total increase (decrease) in net assets	102	(47,307)	(2,113)	5,896	(7,921)	1,367	(7,390)

NET ASSETS:
Beginning of period	4,300	135,880	5,993	253,162	41,985	75,460	503,067

End of period	$4,402	$88,573	$3,880	$259,058	$34,064	$76,827	$495,677

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Core Equity Fund, Class IB	Putnam VT Focused International Equity Fund, Class IB	Putnam VT Global Asset Allocation Fund, Class IB	Putnam VT Income Fund, Class IB	Putnam VT International Equity Fund, Class IB	Putnam VT International Value Fund, Class IB	Putnam VT Large Cap Growth Fund, Class IB

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(136)	$(39)	$480	$392	$(94)	$94	$(9,120)
Net realized gain (loss) on investments	1,621	(2,300)	(448)	(237)	(11)	(154)	52,349
Change in net unrealized appreciation (depreciation) on investments	4,887	3,733	3,470	168	2,841	882	240,888

Net increase (decrease) in net assets resulting from operations	6,372	1,394	3,502	323	2,736	822	284,117

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(15,370)	(4,842)	(92,412)	(824)	(1,144)	(8,649)	(228,672)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(15,370)	(4,842)	(92,412)	(824)	(1,144)	(8,649)	(228,672)

Total increase (decrease) in net assets	(8,998)	(3,448)	(88,910)	(501)	1,592	(7,827)	55,445

NET ASSETS:
Beginning of period	33,997	9,487	88,910	9,526	16,051	7,827	724,198

End of period	$24,999	$6,039	$-	$9,025	$17,643	$-	$779,643

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Research Fund, Class IB	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$375	$10,547	$13	$(314)	$(523)	$(28,155)	$(7,825)
Net realized gain (loss) on investments	2,685	(30,316)	1,322	(32)	(18,383)	32,907	64,226
Change in net unrealized appreciation (depreciation) on investments	3,281	20,011	(386)	5,548	25,471	1,366,435	(49,112)

Net increase (decrease) in net assets resulting from operations	6,341	242	949	5,202	6,565	1,371,187	7,289

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	510
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	(66,905)	(6,712)	-	(73,068)	(778,669)	(228,862)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	-	(66,905)	(6,712)	-	(73,068)	(778,669)	(228,352)

Total increase (decrease) in net assets	6,341	(66,663)	(5,763)	5,202	(66,503)	592,518	(221,063)

NET ASSETS:
Beginning of period	44,374	69,549	5,763	23,996	117,908	3,229,724	866,885

End of period	$50,715	$2,886	$-	$29,198	$51,405	$3,822,242	$645,822

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

SUBACCOUNTS
VanEck VIP Global Resources Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,538
Net realized gain (loss) on investments	3,602
Change in net unrealized appreciation (depreciation) on investments	(11,213)

Net increase (decrease) in net assets resulting from operations	(6,073)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-
Contract maintenance charges	-
Contract owners' benefits	-
Net transfers (to) from the Company and/or Subaccounts	(19,581)
Adjustments to net assets allocated to contracts in payout period	-

Increase (decrease) in net assets resulting from Contract transactions	(19,581)

Total increase (decrease) in net assets	(25,654)

NET ASSETS:
Beginning of period	111,477

End of period	$85,823

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III	American Century Investments VP Inflation Protection Fund, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,211)	$(2,224)	$(411)	$(1,075)	$3,507	$17,045	$6,078
Net realized gain (loss) on investments	42,492	8,173	(11,725)	(4,038)	10,399	15,301	623
Change in net unrealized appreciation (depreciation) on investments	(121,163)	(92,559)	(7,905)	(46,351)	16,265	(95,165)	(29,374)

Net increase (decrease) in net assets resulting from operations	(80,883)	(86,610)	(20,041)	(51,464)	30,171	(62,818)	(22,673)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	163	325
Contract maintenance charges	(5)	(9)	(11)	(6)	-	-	-
Contract owners' benefits	(93,067)	-	(88,147)	(152,781)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	17	(4,281)	(298)	19	(74,721)	(11,124)	2,129
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(93,055)	(4,291)	(88,456)	(152,768)	(74,721)	(10,962)	2,454

Total increase (decrease) in net assets	(173,938)	(90,901)	(108,497)	(204,232)	(44,550)	(73,780)	(20,219)

NET ASSETS:
Beginning of period	289,191	220,144	115,534	237,947	162,048	211,750	162,268

End of period	$115,253	$129,243	$7,037	$33,715	$117,498	$137,970	$142,049

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Century Investments VP Mid Cap Value Fund, Class II	American Century Investments VP Value Fund, Class II	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth- Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,468	$2,572	$8,334	$(13,996)	$(126)	$3,522	$(357)
Net realized gain (loss) on investments	78,907	46,051	190,611	205,863	68,379	83,702	41,974
Change in net unrealized appreciation (depreciation) on investments	(94,124)	(50,888)	(385,808)	(716,572)	(200,900)	(245,947)	(171,849)

Net increase (decrease) in net assets resulting from operations	(10,749)	(2,266)	(186,862)	(524,705)	(132,647)	(158,723)	(130,231)

CONTRACT TRANSACTIONS:
Contract owners' net payments	350	-	425	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	(3,512)	-	(925)	(729)	(629)	-	-
Net transfers (to) from the Company and/or Subaccounts	(125,156)	(89,548)	(3,024)	(56,850)	28,944	(7,387)	(5,257)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(128,318)	(89,548)	(3,523)	(57,579)	28,315	(7,387)	(5,257)

Total increase (decrease) in net assets	(139,066)	(91,814)	(190,386)	(582,284)	(104,331)	(166,110)	(135,488)

NET ASSETS:
Beginning of period	538,207	405,861	1,007,878	1,737,916	788,712	734,254	562,103

End of period	$399,140	$314,047	$817,492	$1,155,632	$684,381	$568,144	$426,616

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock High Yield V.I., Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,272	$2,859	$(10,935)	$32,002	$(500)	$(88)	$(500)
Net realized gain (loss) on investments	38,777	(17)	12,464	(3,198)	7,000	756	17,480
Change in net unrealized appreciation (depreciation) on investments	(58,411)	(33,280)	(200,019)	(123,574)	(51,479)	(3,555)	(32,365)

Net increase (decrease) in net assets resulting from operations	(18,362)	(30,439)	(198,490)	(94,770)	(44,979)	(2,887)	(15,385)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	325	-	-	-
Contract maintenance charges	-	-	-	-	-	(6)	-
Contract owners' benefits	-	-	-	(13,422)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	40,807	-	(12,554)	(104,685)	6	2	(3,374)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	40,807	-	(12,554)	(117,782)	6	(4)	(3,374)

Total increase (decrease) in net assets	22,445	(30,439)	(211,045)	(212,552)	(44,972)	(2,892)	(18,759)

NET ASSETS:
Beginning of period	169,630	199,631	1,172,298	900,664	95,828	12,054	95,907

End of period	$192,075	$169,193	$961,253	$688,112	$50,856	$9,162	$77,149

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Strategic Income Fund, Class 2	Delaware Ivy VIP Energy, Class II	Delaware VIP Emerging Markets, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,552)	$(1,052)	$(6,606)	$(9,174)	$478	$155	$4,302
Net realized gain (loss) on investments	33,865	6,017	(14,227)	211,001	1,274	3,285	(30,219)
Change in net unrealized appreciation (depreciation) on investments	(234,230)	(36,286)	(247,928)	(502,624)	(6,070)	2,036	(28,706)

Net increase (decrease) in net assets resulting from operations	(205,917)	(31,321)	(268,761)	(300,797)	(4,317)	5,475	(54,623)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	163
Contract maintenance charges	-	-	-	(117)	-	-	-
Contract owners' benefits	(1,344)	-	(4,894)	(164,918)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	420	(511)	(56,070)	(149,696)	2	(6,670)	(53,608)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(923)	(511)	(60,965)	(314,731)	2	(6,670)	(53,445)

Total increase (decrease) in net assets	(206,840)	(31,832)	(329,726)	(615,528)	(4,315)	(1,194)	(108,069)

NET ASSETS:
Beginning of period	620,316	118,624	918,490	1,041,464	34,341	11,668	183,702

End of period	$413,476	$86,791	$588,764	$425,935	$30,026	$10,473	$75,634

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Delaware VIP International Series, Service Class	Delaware VIP Small Cap Value Series, Service Class	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA US Large Value Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$112	$(1,078)	$253	$1,430	$255	$627	$1,268
Net realized gain (loss) on investments	(1,925)	20,394	786	3,089	300	248	5,061
Change in net unrealized appreciation (depreciation) on investments	(7,458)	(47,162)	(4,274)	(25,226)	(4,532)	(2,057)	(15,758)

Net increase (decrease) in net assets resulting from operations	(9,272)	(27,847)	(3,235)	(20,707)	(3,977)	(1,182)	(9,428)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	(3,297)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(10,153)	(56,761)	(1,129)	(9,570)	697	(1,671)	(12,764)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(10,153)	(60,058)	(1,129)	(9,570)	697	(1,671)	(12,764)

Total increase (decrease) in net assets	(19,425)	(87,904)	(4,364)	(30,277)	(3,280)	(2,853)	(22,192)

NET ASSETS:
Beginning of period	41,610	261,479	23,939	183,832	21,449	25,084	145,728

End of period	$22,185	$173,575	$19,576	$153,555	$18,169	$22,232	$123,535

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class B	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(16)	$(1,361)	$9,131	$159	$417	$384	$(445)
Net realized gain (loss) on investments	599	18,603	(471)	5,260	2,700	(2,440)	21,358
Change in net unrealized appreciation (depreciation) on investments	(1,022)	(63,782)	(17,925)	(14,798)	(4,947)	(80,449)	(108,963)

Net increase (decrease) in net assets resulting from operations	(439)	(46,541)	(9,264)	(9,379)	(1,831)	(82,504)	(88,051)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	(1,093)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	8	115,165	(3,546)	(663)	(11,391)	(37,784)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	827	-

Increase (decrease) in net assets resulting from Contract transactions	-	8	114,072	(3,546)	(663)	(10,564)	(37,784)

Total increase (decrease) in net assets	(439)	(46,533)	104,808	(12,924)	(2,494)	(93,069)	(125,835)

NET ASSETS:
Beginning of period	7,717	146,665	154,587	58,369	13,099	563,856	788,379

End of period	$7,278	$100,132	$259,395	$45,445	$10,606	$470,788	$662,544

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower High Yield Bond Fund, Class I	Empower Inflation- Protected Securities Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,475	$1,639	$295	$(1,172)	$7,936	$6,279	$1,079
Net realized gain (loss) on investments	23,338	(293)	67	548	13	206	752
Change in net unrealized appreciation (depreciation) on investments	(76,104)	(42,927)	(11,984)	(52,194)	(12)	(52,080)	(4,752)

Net increase (decrease) in net assets resulting from operations	(46,291)	(41,581)	(11,622)	(52,818)	7,937	(45,595)	(2,921)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	325	5,488	-	163
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	(9,378)	(15,205)	-
Net transfers (to) from the Company and/or Subaccounts	281,870	975	2,346	10	(828,213)	(14,868)	(3,215)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	281,870	975	2,346	335	(832,104)	(30,073)	(3,053)

Total increase (decrease) in net assets	235,579	(40,606)	(9,276)	(52,484)	(824,167)	(75,668)	(5,974)

NET ASSETS:
Beginning of period	443,336	274,949	50,354	338,420	2,658,686	370,532	31,250

End of period	$678,915	$234,343	$41,078	$285,936	$1,834,520	$294,864	$25,276

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,434)	$6,163	$676	$(3,553)	$(6,376)	$(104)	$2,534
Net realized gain (loss) on investments	701	516	4,954	25,922	39,679	(10,402)	16,844
Change in net unrealized appreciation (depreciation) on investments	(51,335)	(152,542)	(63,114)	(155,719)	(61,365)	-	(66,356)

Net increase (decrease) in net assets resulting from operations	(52,068)	(145,862)	(57,485)	(133,351)	(28,062)	(10,506)	(46,978)

CONTRACT TRANSACTIONS:
Contract owners' net payments	325	1,320	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	(6,436)	-	-	(6,559)	-	-
Net transfers (to) from the Company and/or Subaccounts	7,708	(29,476)	(11,759)	(23,018)	(93,762)	10,506	18
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	8,033	(34,592)	(11,759)	(23,018)	(100,321)	10,506	18

Total increase (decrease) in net assets	(44,035)	(180,454)	(69,244)	(156,368)	(128,383)	-	(46,960)

NET ASSETS:
Beginning of period	162,717	945,532	356,320	561,301	656,756	-	335,788

End of period	$118,682	$765,078	$287,076	$404,933	$528,373	$-	$288,828

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L	Empower Moderate Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,874	$2,791	$4,141	$29	$(1,444)	$77,087	$47,178
Net realized gain (loss) on investments	31,858	27,178	41,480	625	3,616	491,558	143,571
Change in net unrealized appreciation (depreciation) on investments	(135,508)	(106,823)	(172,427)	(2,382)	(34,440)	(2,447,031)	(887,742)

Net increase (decrease) in net assets resulting from operations	(100,776)	(76,853)	(126,806)	(1,727)	(32,268)	(1,878,386)	(696,994)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	(115,122)
Net transfers (to) from the Company and/or Subaccounts	38	(1,288)	29	(2,597)	(41,686)	(536,648)	(1,104,018)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	38	(1,288)	29	(2,597)	(41,686)	(536,648)	(1,219,140)

Total increase (decrease) in net assets	(100,739)	(78,141)	(126,777)	(4,325)	(73,955)	(2,415,034)	(1,916,134)

NET ASSETS:
Beginning of period	678,262	491,682	776,035	11,510	273,704	14,342,841	5,681,240

End of period	$577,523	$413,541	$649,258	$7,185	$199,750	$11,927,807	$3,765,106

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,863	$8,909	$3,226	$7,334	$1,463	$(48,659)	$(14,085)
Net realized gain (loss) on investments	74,768	144,834	30,911	(1,075)	4,668	518,252	109,119
Change in net unrealized appreciation (depreciation) on investments	(239,991)	(580,535)	(166,807)	(77,449)	(69,249)	(2,879,705)	(485,148)

Net increase (decrease) in net assets resulting from operations	(155,359)	(426,793)	(132,670)	(71,191)	(63,118)	(2,410,112)	(390,114)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	560	360	1,770	1,570
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	(20,278)	(656)	(51,335)	(16,951)
Net transfers (to) from the Company and/or Subaccounts	(3,176)	(140,380)	(139,178)	(31,677)	(8,541)	(3,414,639)	(160,993)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	1,761	-

Increase (decrease) in net assets resulting from Contract transactions	(3,176)	(140,380)	(139,178)	(51,395)	(8,837)	(3,462,443)	(176,374)

Total increase (decrease) in net assets	(158,536)	(567,172)	(271,848)	(122,586)	(71,955)	(5,872,555)	(566,488)

NET ASSETS:
Beginning of period	1,143,228	3,642,458	1,153,109	598,156	241,042	14,347,559	2,739,147

End of period	$984,692	$3,075,286	$881,261	$475,570	$169,087	$8,475,004	$2,172,659

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(9,246)	$73,848	$10,922	$(416)	$(3,843)	$(8,958)	$5,214
Net realized gain (loss) on investments	116,735	525,541	(120)	(4,406)	38,671	32,308	(183)
Change in net unrealized appreciation (depreciation) on investments	(559,213)	(3,596,693)	(74,341)	(19,103)	(89,150)	(318,207)	(77,671)

Net increase (decrease) in net assets resulting from operations	(451,724)	(2,997,305)	(63,539)	(23,925)	(54,322)	(294,857)	(72,640)

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,020	-	-	-	163	560	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	(15,139)	-	-	-	-	(1,279)	-
Net transfers (to) from the Company and/or Subaccounts	(170,154)	(3,319,183)	(32,639)	(21,812)	(151,128)	5,417	(16,519)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(183,274)	(3,319,183)	(32,639)	(21,812)	(150,965)	4,698	(16,519)

Total increase (decrease) in net assets	(634,998)	(6,316,488)	(96,177)	(45,737)	(205,287)	(290,159)	(89,159)

NET ASSETS:
Beginning of period	2,670,199	20,244,411	1,335,801	97,889	516,353	1,273,784	596,118

End of period	$2,035,202	$13,927,923	$1,239,624	$52,151	$311,066	$983,625	$506,959

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,157	$1,350	$19,113	$(91)	$5	$(338)	$(194)
Net realized gain (loss) on investments	261	12,953	220,419	548	-	6,109	2,135
Change in net unrealized appreciation (depreciation) on investments	(22,259)	(45,089)	(908,434)	(3,968)	-	(18,656)	(9,700)

Net increase (decrease) in net assets resulting from operations	(16,841)	(30,786)	(668,902)	(3,511)	5	(12,885)	(7,759)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	(52)	-	(5)	(3)	-	(12)
Contract owners' benefits	(11,995)	-	(3,220)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,150)	(13,342)	(290,249)	2	(939)	(2,855)	(543)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(13,144)	(13,394)	(293,470)	(3)	(942)	(2,855)	(555)

Total increase (decrease) in net assets	(29,985)	(44,180)	(962,372)	(3,514)	(938)	(15,740)	(8,314)

NET ASSETS:
Beginning of period	143,045	200,984	3,627,173	12,850	29,789	33,669	30,506

End of period	$113,060	$156,804	$2,664,801	$9,336	$28,852	$17,929	$22,192

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio	Franklin Income VIP Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$571	$97	$(1,989)	$109	$(308)	$123	$24,607
Net realized gain (loss) on investments	(6,436)	5,413	15,848	629	20,127	6,692	13,065
Change in net unrealized appreciation (depreciation) on investments	891	(42,826)	(84,219)	(2,686)	(34,763)	(14,803)	(87,870)

Net increase (decrease) in net assets resulting from operations	(4,974)	(37,317)	(70,359)	(1,949)	(14,944)	(7,988)	(50,198)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	800	-	-	-	-
Contract maintenance charges	(19)	(18)	-	(6)	(2)	-	-
Contract owners' benefits	(42,141)	-	-	-	(85,599)	-	(7,969)
Net transfers (to) from the Company and/or Subaccounts	(373)	(4,327)	(12,479)	1	6	(13)	50,877
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(42,533)	(4,345)	(11,679)	(6)	(85,595)	(13)	42,908

Total increase (decrease) in net assets	(47,507)	(41,662)	(82,038)	(1,954)	(100,540)	(8,001)	(7,290)

NET ASSETS:
Beginning of period	65,495	193,296	257,841	13,755	104,332	60,313	667,751

End of period	$17,988	$151,635	$175,803	$11,801	$3,792	$52,312	$660,461

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series II	Invesco V.I. Core Bond Fund, Series II	Invesco V.I. Core Plus Bond Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,297	$(108)	$(1,030)	$416	$(16)	$1,808	$680
Net realized gain (loss) on investments	27	89	15,354	(2,355)	7	20,448	30
Change in net unrealized appreciation (depreciation) on investments	(5,618)	(4,382)	(46,155)	(32)	(982)	(63,714)	(13,350)

Net increase (decrease) in net assets resulting from operations	(4,294)	(4,401)	(31,831)	(1,971)	(991)	(41,458)	(12,640)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(815)	4	8	(17,367)	17,530	(611)	(1,828)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(815)	4	8	(17,367)	17,530	(611)	(1,828)

Total increase (decrease) in net assets	(5,109)	(4,397)	(31,823)	(19,337)	16,539	(42,069)	(14,468)

NET ASSETS:
Beginning of period	57,443	21,097	113,540	19,337	-	219,709	50,483

End of period	$52,334	$16,700	$81,717	$-	$16,539	$177,640	$36,015

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,616	$(3,746)	$(157)	$3,955	$(244)	$6,717	$(7,724)
Net realized gain (loss) on investments	73,583	76,440	2,617	5,744	8,418	71,623	144,946
Change in net unrealized appreciation (depreciation) on investments	(131,443)	(177,321)	(5,919)	(91,487)	(12,315)	(370,073)	(300,132)

Net increase (decrease) in net assets resulting from operations	(52,245)	(104,628)	(3,459)	(81,788)	(4,141)	(291,732)	(162,909)

CONTRACT TRANSACTIONS:
Contract owners' net payments	910	-	-	-	-	490	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	(5,245)	(5,803)	-	(474)	(77,493)	(14,807)	(5,279)
Net transfers (to) from the Company and/or Subaccounts	(37,274)	(111,408)	2	(9,177)	5	(191,621)	(4,349)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	1,425	-

Increase (decrease) in net assets resulting from Contract transactions	(41,609)	(117,211)	2	(9,651)	(77,488)	(204,513)	(9,628)

Total increase (decrease) in net assets	(93,854)	(221,839)	(3,458)	(91,439)	(81,629)	(496,245)	(172,537)

NET ASSETS:
Beginning of period	823,674	662,812	15,956	551,405	87,072	1,722,384	960,314

End of period	$729,821	$440,972	$12,499	$459,966	$5,443	$1,226,139	$787,777

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio, Class 2	Lord Abbett Series Fund Developing Growth Portfolio	LVIP Delaware US REIT Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Service Class	MFS Blended Research Core Equity Portfolio, Service Class	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS International Growth Portfolio, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$77	$(65)	$766	$(440)	$1	$(398)	$(66)
Net realized gain (loss) on investments	74	-	1,909	8,529	16,082	12,384	457
Change in net unrealized appreciation (depreciation) on investments	(626)	(13,059)	(17,845)	(17,762)	(33,786)	(26,145)	(1,955)

Net increase (decrease) in net assets resulting from operations	(476)	(13,124)	(15,169)	(9,674)	(17,702)	(14,159)	(1,564)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	(1,648)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(215)	2	(7,441)	(30)	(788)	(12,766)	-
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(215)	2	(9,088)	(30)	(788)	(12,766)	-

Total increase (decrease) in net assets	(691)	(13,122)	(24,258)	(9,704)	(18,491)	(26,925)	(1,564)

NET ASSETS:
Beginning of period	3,491	36,309	64,430	46,870	105,185	76,659	9,660

End of period	$2,800	$23,187	$40,172	$37,166	$86,695	$49,734	$8,096

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	MFS Technology Portfolio, Service Class	Neuberger Berman AMT Sustainable Equity Portfolio, Class S	NVIT Emerging Markets Fund, Class D	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(14,919)	$(1,992)	$(58)	$28,829	$63	$1,602	$2,894
Net realized gain (loss) on investments	140,578	17,806	5	786	(700)	(1,540)	177
Change in net unrealized appreciation (depreciation) on investments	(850,012)	(58,434)	(1,461)	(20,061)	(2,630)	(19,179)	(14,129)

Net increase (decrease) in net assets resulting from operations	(724,353)	(42,620)	(1,514)	9,553	(3,266)	(19,117)	(11,058)

CONTRACT TRANSACTIONS:
Contract owners' net payments	770	-	-	325	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	(3,466)	(724)	-	(698)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(211,906)	10	-	(1,853)	(2,708)	(16,801)	(100,550)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(214,601)	(714)	-	(2,225)	(2,708)	(16,801)	(100,550)

Total increase (decrease) in net assets	(938,954)	(43,335)	(1,514)	7,328	(5,975)	(35,918)	(111,608)

NET ASSETS:
Beginning of period	2,009,312	217,374	5,814	128,551	11,968	289,080	153,593

End of period	$1,070,358	$174,040	$4,300	$135,880	$5,993	$253,162	$41,985

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Putnam VT Core Equity Fund, Class IB	Putnam VT Focused International Equity Fund, Class IB	Putnam VT Global Asset Allocation Fund, Class IB	Putnam VT Income Fund, Class IB	Putnam VT International Equity Fund, Class IB

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$590	$8,620	$(80)	$58	$110	$444	$135
Net realized gain (loss) on investments	(193)	(14,125)	9,452	3,744	8,606	(24)	1,613
Change in net unrealized appreciation (depreciation) on investments	(1,398)	(97,952)	(16,315)	(6,186)	(26,962)	(2,077)	(4,410)

Net increase (decrease) in net assets resulting from operations	(1,001)	(103,457)	(6,943)	(2,383)	(18,247)	(1,657)	(2,662)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	(714)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(14,419)	(115,257)	6	(596)	6	3	1,382
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(14,419)	(115,257)	(708)	(596)	6	3	1,382

Total increase (decrease) in net assets	(15,419)	(218,714)	(7,652)	(2,980)	(18,241)	(1,654)	(1,280)

NET ASSETS:
Beginning of period	90,879	721,781	41,649	12,466	107,151	11,180	17,331

End of period	$75,460	$503,067	$33,997	$9,487	$88,910	$9,526	$16,051

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Putnam VT International Value Fund, Class IB	Putnam VT Large Cap Growth Fund, Class IB	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Research Fund, Class IB	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$63	$(12,523)	$208	$5,731	$(39)	$(310)	$(1,431)
Net realized gain (loss) on investments	257	199,891	10,057	(191)	522	5,038	16,530
Change in net unrealized appreciation (depreciation) on investments	(992)	(625,692)	(12,513)	(14,263)	(1,830)	(14,603)	(39,984)

Net increase (decrease) in net assets resulting from operations	(673)	(438,324)	(2,248)	(8,723)	(1,347)	(9,875)	(24,885)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	0	(287,942)	(23,913)	5	(391)	2	(81,456)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	0	(287,942)	(23,913)	5	(391)	2	(81,456)

Total increase (decrease) in net assets	(672)	(726,266)	(26,161)	(8,718)	(1,739)	(9,874)	(106,341)

NET ASSETS:
Beginning of period	8,499	1,450,464	70,535	78,266	7,502	33,870	224,250

End of period	$7,827	$724,198	$44,374	$69,549	$5,763	$23,996	$117,908

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	VanEck VIP Global Resources Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(34,209)	$(10,687)	$109
Net realized gain (loss) on investments	182,097	57,066	24,134
Change in net unrealized appreciation (depreciation) on investments	(2,302,976)	(217,285)	(5,704)

Net increase (decrease) in net assets resulting from operations	(2,155,088)	(170,907)	18,539

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,120	1,300	163
Contract maintenance charges	-	-	-
Contract owners' benefits	(143)	(16,289)	-
Net transfers (to) from the Company and/or Subaccounts	(156,086)	(181,909)	(75,708)
Adjustments to net assets allocated to contracts in payout period	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(155,109)	(196,899)	(75,546)

Total increase (decrease) in net assets	(2,310,197)	(367,805)	(57,007)

NET ASSETS:
Beginning of period	5,539,921	1,234,690	168,484

End of period	$3,229,724	$866,885	$111,477

Note: Totals may not appear to foot/crossfoot due to rounding.

               (Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company of New York is now known as Empower Life & Annuity Insurance Company of New York (the Company). The Variable Annuity-2 Series Account (the Separate Account), a Separate Account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It was established to receive and invest premium payments under individual variable annuity Contracts issued by the Company.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of Subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

If available under their Contract for investment, Contract owners may allocate some or all of the applicable net contributions or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net contributions are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Smart Track NY

Smart Track II NY

Smart Track II – 5 Year NY

Smart Track Advisor NY

Varifund NY

For the years or periods ended December 31, 2023 and 2022, the Separate Account was invested in up to 137 Subaccounts, as follows:

Alger Capital Appreciation Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

ALPS Alerian Energy Infrastructure Portfolio, Class III

ALPS Global Opportunity Portfolio, Class III

American Century Investments VP Inflation Protection Fund, Class II

American Century Investments VP Mid Cap Value Fund, Class II

American Century Investments VP Value Fund, Class II

American Funds IS Capital World Growth and Income Fund, Class 4

American Funds IS Growth Fund, Class 4

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 4

American Funds IS New World Fund, Class 4

American Funds IS Washington Mutual Investors Fund, Class 4

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Global Allocation V.I. Fund, Class III

BlackRock High Yield V.I., Class III

BNY Mellon IP Technology Growth Portfolio, Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares

BNY Mellon VIF Growth and Income Portfolio, Initial Shares

ClearBridge Variable Large Cap Growth Portfolio, Class II

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

Columbia VP Seligman Global Technology Fund, Class 1

Columbia VP Strategic Income Fund, Class 2

Delaware Ivy VIP Energy, Class II

Delaware VIP Emerging Markets, Service Class

Delaware VIP International Series, Service Class

Delaware VIP Small Cap Value Series, Service Class

Dimensional VA Equity Allocation Portfolio, Institutional

Dimensional VA Global Moderate Allocation Portfolio, Institutional

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA US Large Value Portfolio

Dimensional VA US Targeted Value Portfolio

DWS Capital Growth VIP, Class B

Eaton Vance VT Floating-Rate Income, Initial Class

Empower Aggressive Profile Fund, Investor Class(a)

Empower Ariel Mid Cap Value Fund, Investor Class(a)

Empower Bond Index Fund, Investor Class(a)

Empower Conservative Profile Fund, Class L(a)

Empower Conservative Profile Fund, Investor Class(a)

Empower Core Bond Fund, Investor Class(a)

Empower Emerging Markets Equity Fund, Investor Class(a)

Empower Global Bond Fund, Investor Class(a)

Empower Government Money Market Fund, Investor Class(a)

Empower High Yield Bond Fund, Class I(a)

Empower Inflation-Protected Securities Fund, Investor Class(a)

Empower International Growth Fund, Investor Class(a)

Empower International Index Fund, Investor Class(a)

Empower International Value Fund, Investor Class(a)

Empower Large Cap Growth Fund, Investor Class(a)

Empower Large Cap Value Fund, Investor Class(a)

Empower Lifetime 2015 Fund, Investor Class(a) (c)

Empower Lifetime 2020 Fund, Investor Class(a)

Empower Lifetime 2025 Fund, Investor Class(a)

Empower Lifetime 2030 Fund, Investor Class(a)

Empower Lifetime 2035 Fund, Investor Class(a)

Empower Lifetime 2040 Fund, Investor Class(a)

Empower Mid Cap Value Fund, Investor Class(a)

Empower Moderate Profile Fund, Class L(a)

Empower Moderate Profile Fund, Investor Class(a)

Empower Moderately Aggressive Profile Fund, Investor Class(a)

Empower Moderately Conservative Profile Fund, Class L(a)

Empower Moderately Conservative Profile Fund, Investor Class(a)

Empower Multi-Sector Bond Fund, Investor Class(a)

Empower Real Estate Index Fund, Investor Class(a)

Empower S&P 500 Index Fund, Investor Class(a)

Empower S&P Mid Cap 400 Index Fund, Investor Class(a)

Empower S&P Small Cap 600 Index Fund, Investor Class(a)

Empower SecureFoundation Balanced Fund, Class L(a)

Empower Short Duration Bond Fund, Investor Class(a)

Empower Small Cap Growth Fund, Investor Class(a)

Empower Small Cap Value Fund, Investor Class(a)

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class(a)

Empower U.S. Government Securities Fund, Investor Class(a)

Federated Hermes High Income Bond Fund II, Service Shares

Fidelity VIP Asset Manager Portfolio, Initial Class

Fidelity VIP Balanced Portfolio, Service Class 2

Fidelity VIP Contrafund Portfolio

Fidelity VIP Government Money Market Portfolio, Initial Class

Fidelity VIP Growth Opportunities Portfolio, Initial Class

Fidelity VIP Growth Portfolio, Initial Class

Fidelity VIP High Income Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Initial Class

Fidelity VIP Overseas Portfolio, Initial Class

First Trust/Dow Jones Dividend & Income Allocation Portfolio

Franklin Income VIP Fund, Class 4

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio

Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares

Invesco Oppenheimer V.I. International Growth Fund, Series II

Invesco V.I. Core Bond Fund, Series II

Invesco V.I. Core Plus Bond Fund, Series II(b)

Invesco V.I. EQV International Equity Fund, Series II

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. Main Street Small Cap Fund, Series II

Invesco V.I. Small Cap Equity Fund, Series II

Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares

Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Enterprise Portfolio, Service Shares

JPMorgan Insurance Trust Income Builder Portfolio, Class 2(d)

Lord Abbett Series Fund Developing Growth Portfolio

LVIP Delaware US REIT Fund, Service Class

LVIP JPMorgan Small Cap Core Fund, Service Class

MFS Blended Research Core Equity Portfolio, Service Class

MFS Blended Research Small Cap Equity Portfolio, Service Class

MFS International Growth Portfolio, Service Class

MFS Technology Portfolio, Service Class

Neuberger Berman AMT Sustainable Equity Portfolio, Class S

NVIT Emerging Markets Fund, Class D

PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class

PIMCO Long-Term U.S. Government Portfolio, Advisor Class

PIMCO Low Duration Portfolio, Advisor Class

PIMCO Real Return Portfolio, Advisor Class

PIMCO Short-Term Portfolio, Advisor Class

PIMCO Total Return Portfolio, Advisor Class

Putnam VT Core Equity Fund, Class IB

Putnam VT Focused International Equity Fund, Class IB

Putnam VT Global Asset Allocation Fund, Class IB

Putnam VT Income Fund, Class IB

Putnam VT International Equity Fund, Class IB

Putnam VT International Growth, Class IB

Putnam VT International Value Fund, Class IB

Putnam VT Large Cap Growth Fund, Class IB

Putnam VT Large Cap Value Fund, Class IB

Putnam VT Mortgage Securities Fund

Putnam VT Research Fund, Class IB

Putnam VT Small Cap Growth Fund, Class IB

Putnam VT Small Cap Value Fund, Class IB

T. Rowe Price Blue Chip Growth Portfolio, Class II

T. Rowe Price Health Sciences Portfolio, Class II

VanEck VIP Global Resources Fund

(a) See Subaccount Changes tables below

Subaccount Changes:
During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Great- West Aggressive Profile Fund	Empower Aggressive Profile Fund	August 1, 2022
Great- West Ariel Mid Cap Value Fund	Empower Ariel Mid Cap Value Fund	August 1, 2022
Great- West Bond Index Fund	Empower Bond Index Fund	August 1, 2022
Great- West Conservative Profile Fund	Empower Conservative Profile Fund	August 1, 2022
Great- West Conservative Profile Fund Class L	Empower Conservative Profile Fund Class L	August 1, 2022
Great- West Core Bond Fund	Empower Core Bond Fund	August 1, 2022
Great- West Emerging Markets Equity Fund	Empower Emerging Markets Equity Fund	August 1, 2022
Great- West Global Bond Fund	Empower Global Bond Fund	August 1, 2022
Great- West Government Money Market Fund	Empower Government Money Market Fund	August 1, 2022
Great- West High Yield Bond Fund	Empower High Yield Bond Fund	August 1, 2022
Great- West Inflation- Protected Securities Fund	Empower Inflation- Protected Securities Fund	August 1, 2022
Great- West International Growth Fund	Empower International Growth Fund	August 1, 2022
Great- West International Index Fund	Empower International Index Fund	August 1, 2022
Great- West International Value Fund	Empower International Value Fund	August 1, 2022
Great- West Large Cap Growth Fund	Empower Large Cap Growth Fund	August 1, 2022
Great- West Large Cap Value Fund	Empower Large Cap Value Fund	August 1, 2022
Great- West Lifetime 2015 Fund	Empower Lifetime 2015 Fund	August 1, 2022
Great- West Lifetime 2020 Fund	Empower Lifetime 2020 Fund	August 1, 2022
Great- West Lifetime 2025 Fund	Empower Lifetime 2025 Fund	August 1, 2022
Great- West Lifetime 2030 Fund	Empower Lifetime 2030 Fund	August 1, 2022
Great- West Lifetime 2035 Fund	Empower Lifetime 2035 Fund	August 1, 2022
Great- West Lifetime 2040 Fund	Empower Lifetime 2040 Fund	August 1, 2022
Great- West Mid Cap Value Fund	Empower Mid Cap Value Fund	August 1, 2022
Great- West Moderate Profile Fund	Empower Moderate Profile Fund	August 1, 2022
Great- West Moderate Profile Fund Class L	Empower Moderate Profile Fund Class L	August 1, 2022
Great- West Moderately Aggressive Profile Fund	Empower Moderately Aggressive Profile Fund	August 1, 2022
Great- West Moderately Conservative Profile Fund	Empower Moderately Conservative Profile Fund	August 1, 2022
Great- West Moderately Conservative Profile Fund Class L	Empower Moderately Conservative Profile Fund Class L	August 1, 2022
Great- West Multi- Sector Bond Fund	Empower Multi- Sector Bond Fund	August 1, 2022
Great- West Real Estate Index Fund	Empower Real Estate Index Fund	August 1, 2022
Great- West S&P 500® Index Fund	Empower S&P 500 Index Fund	August 1, 2022
Great- West S&P Mid Cap 400® Index Fund	Empower S&P Mid Cap 400 Index Fund	August 1, 2022
Great- West S&P Small Cap 600® Index Fund	Empower S&P Small Cap 600 Index Fund	August 1, 2022
Great- West Securefoundation® Balanced Fund	Empower Securefoundation Balanced Fund	August 1, 2022
Great- West Short Duration Bond Fund	Empower Short Duration Bond Fund	August 1, 2022

Great- West Small Cap Growth Fund	Empower Small Cap Growth Fund	August 1, 2022
Great- West Small Cap Value Fund	Empower Small Cap Value Fund	August 1, 2022
Great- West T. Rowe Price Mid Cap Growth Fund	Empower T. Rowe Price Mid Cap Growth Fund	August 1, 2022
Great- West U.S. Government Securities Fund	Empower U.S. Government Securities Fund	August 1, 2022

During 2022, the following Subaccount was merged:

Subaccount Name	Merged Into	Date of Change
Invesco V.I. Core Bond Fund	Invesco V.I. Core Plus Bond Fund Series II	April 29, 2022

During 2022, the following Subaccount was opened:

Subaccount Name	Date of Commencement
Empower Lifetime 2015 Fund	January 3, 2022

During 2023, the following Subaccount was liquidated:

Subaccount Name	Date of Liquidation
JPMorgan Insurance Trust Income Builder Portfolio, Class 2	April 25, 2023

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

Certain Subaccounts that had no investments balances as of December 31, 2023 or that did not have activity during the year ended December 31, 2023 are not presented on the Statements of Assets and Liabilities as of December 31, 2023 or Statements of Operations for the year ended December 31, 2023, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with Subaccounts’ designated reinvestment dates.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in the payout period on the Statements of Changes in Net Assets of the applicable Subaccounts.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases		Sales
Alger Capital Appreciation Portfolio, Class I-2	-		1,952
Alger Large Cap Growth Portfolio, Class I-2	-		8,382
Alger Mid Cap Growth Portfolio, Class I-2	-		308
Alger Small Cap Growth Portfolio, Class I-2	-		502
ALPS Alerian Energy Infrastructure Portfolio, Class III	3,078		52,407
ALPS Global Opportunity Portfolio, Class III	680		55,707
American Century Investments VP Inflation Protection Fund, Class II	6,849		29,451
American Century Investments VP Mid Cap Value Fund, Class II	64,344		18,003
American Century Investments VP Value Fund, Class II	30,704		79,771
American Funds IS Capital World Growth and Income Fund, Class 4	22,208		268,219
American Funds IS Growth Fund, Class 4	79,289		127,684
American Funds IS Growth-Income Fund, Class 4	76,944		64,915
American Funds IS International Fund, Class 4	4,392		233,029
American Funds IS New World Fund, Class 4	3,967		165,925
American Funds IS Washington Mutual Investors Fund, Class 4	2,511		105,358
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	3,469		450
BlackRock Global Allocation V.I. Fund, Class III	26,636		15,982
BlackRock High Yield V.I., Class III	42,499		136,493
BNY Mellon IP Technology Growth Portfolio, Service Shares	-		511
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	1,238		144
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	9,629		6,440
ClearBridge Variable Large Cap Growth Portfolio, Class II	3,934		140,713
ClearBridge Variable Mid Cap Portfolio, Class II	571		33,936
ClearBridge Variable Small Cap Growth Portfolio, Class II	2,728		224,901
Columbia VP Seligman Global Technology Fund, Class 1	23,747		10,988
Columbia VP Strategic Income Fund, Class 2	0	*	30,806
Delaware Ivy VIP Energy, Class II	505		2,139
Delaware VIP Emerging Markets, Service Class	1,025		25,626
Delaware VIP International Series, Service Class	287		10,500
Delaware VIP Small Cap Value Series, Service Class	8,956		25,602
Dimensional VA Equity Allocation Portfolio, Institutional	788		3,447
Dimensional VA Global Moderate Allocation Portfolio, Institutional	5,876		10,437
Dimensional VA International Small Portfolio	1,135		226
Dimensional VA International Value Portfolio	1,686		550
Dimensional VA US Large Value Portfolio	9,522		2,492
Dimensional VA US Targeted Value Portfolio	1		6,928
DWS Capital Growth VIP, Class B	4,897		1,424
Eaton Vance VT Floating-Rate Income, Initial Class	20,128		57,143
Empower Aggressive Profile Fund, Investor Class	2,573		5,683
Empower Ariel Mid Cap Value Fund, Investor Class	1,232		3,805
Empower Bond Index Fund, Investor Class	15,416		123,942
Empower Conservative Profile Fund, Class L	17,454		116,838
Empower Conservative Profile Fund, Investor Class	45,346		8,415
Empower Core Bond Fund, Investor Class	7,279		47,914
Empower Emerging Markets Equity Fund, Investor Class	1,656		7,326

* The Subaccount has dollars that round to less than one.

Subaccount	Purchases	Sales
Empower Global Bond Fund, Investor Class	$3,776	$90,160
Empower Government Money Market Fund, Investor Class	1,181,953	1,292,340
Empower High Yield Bond Fund, Class I	15,721	57,666
Empower Inflation-Protected Securities Fund, Investor Class	3,239	1,219
Empower International Growth Fund, Investor Class	4,929	49,613
Empower International Index Fund, Investor Class	50,835	61,446
Empower International Value Fund, Investor Class	19,417	60,615
Empower Large Cap Growth Fund, Investor Class	17,714	83,341
Empower Large Cap Value Fund, Investor Class	5,504	345,688
Empower Lifetime 2020 Fund, Investor Class	13,475	16,068
Empower Lifetime 2025 Fund, Investor Class	22,441	114,191
Empower Lifetime 2030 Fund, Investor Class	18,003	233,088
Empower Lifetime 2035 Fund, Investor Class	25,636	295,995
Empower Lifetime 2040 Fund, Investor Class	371	1,365
Empower Mid Cap Value Fund, Investor Class	881	127,905
Empower Moderate Profile Fund, Class L	281,614	2,835,480
Empower Moderate Profile Fund, Investor Class	143,001	1,264,594
Empower Moderately Aggressive Profile Fund, Investor Class	45,768	369,096
Empower Moderately Conservative Profile Fund, Class L	126,172	282,093
Empower Moderately Conservative Profile Fund, Investor Class	43,632	132,313
Empower Multi-Sector Bond Fund, Investor Class	19,534	69,398
Empower Real Estate Index Fund, Investor Class	10,181	41,925
Empower S&P 500 Index Fund, Investor Class	450,240	2,062,216
Empower S&P Mid Cap 400 Index Fund, Investor Class	93,760	702,586
Empower S&P Small Cap 600 Index Fund, Investor Class	72,422	523,678
Empower SecureFoundation Balanced Fund, Class L	479,022	4,781,287
Empower Short Duration Bond Fund, Investor Class	31,110	33,963
Empower Small Cap Growth Fund, Investor Class	12	26,446
Empower Small Cap Value Fund, Investor Class	82,404	75,735
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	36,824	249,949
Empower U.S. Government Securities Fund, Investor Class	11,705	33,536
Federated Hermes High Income Bond Fund II, Service Shares	6,716	21,916
Fidelity VIP Asset Manager Portfolio, Initial Class	4,686	45,787
Fidelity VIP Balanced Portfolio, Service Class 2	377,281	144,957
Fidelity VIP Contrafund Portfolio	444	156
Fidelity VIP Government Money Market Portfolio, Initial Class	1,372	1,588
Fidelity VIP Growth Opportunities Portfolio, Initial Class	-	2,004
Fidelity VIP Growth Portfolio, Initial Class	1,256	734
Fidelity VIP High Income Portfolio, Initial Class	1,057	509
Fidelity VIP Index 500 Portfolio, Initial Class	3,964	8,868
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	6,883	29,486
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	313	172
Fidelity VIP Overseas Portfolio, Initial Class	56	60
First Trust/Dow Jones Dividend & Income Allocation Portfolio	1,791	9,311
Franklin Income VIP Fund, Class 4	71,063	43,002
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	1,870	25,166
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	37	10,266
Invesco Oppenheimer V.I. International Growth Fund, Series II	269	2,369
Invesco V.I. Core Plus Bond Fund, Series II	276	17,169

Subaccount	Purchases	Sales
Invesco V.I. EQV International Equity Fund, Series II	$148	$864
Invesco V.I. Global Real Estate Fund, Series II	449	511
Invesco V.I. Growth and Income Fund, Series II	106,151	19,093
Invesco V.I. Main Street Small Cap Fund, Series II	13,906	78,924
Invesco V.I. Small Cap Equity Fund, Series II	277	159
Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	19,120	135,358
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	88	80
Janus Henderson VIT Balanced Portfolio, Service Shares	97,466	120,570
Janus Henderson VIT Enterprise Portfolio, Service Shares	59,654	117,156
JPMorgan Insurance Trust Income Builder Portfolio, Class 2	-	2,918
Lord Abbett Series Fund Developing Growth Portfolio	-	60
LVIP Delaware US REIT Fund, Service Class	1,191	4,039
LVIP JPMorgan Small Cap Core Fund, Service Class	969	9,526
MFS Blended Research Core Equity Portfolio, Service Class	6,535	42,089
MFS Blended Research Small Cap Equity Portfolio, Service Class	1,899	16,546
MFS International Growth Portfolio, Service Class	355	105
MFS Technology Portfolio, Service Class	1,010	347,432
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	2,308	56,922
NVIT Emerging Markets Fund, Class D	63	61
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	19,724	38,043
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	486	2,710
PIMCO Low Duration Portfolio, Advisor Class	18,044	15,389
PIMCO Real Return Portfolio, Advisor Class	1,223	9,422
PIMCO Short-Term Portfolio, Advisor Class	10,903	10,595
PIMCO Total Return Portfolio, Advisor Class	32,541	51,047
Putnam VT Core Equity Fund, Class IB	3,609	15,697
Putnam VT Focused International Equity Fund, Class IB	179	5,059
Putnam VT Global Asset Allocation Fund, Class IB	1,424	93,356
Putnam VT Income Fund, Class IB	497	928
Putnam VT International Equity Fund, Class IB	354	1,591
Putnam VT International Value Fund, Class IB	126	8,679
Putnam VT Large Cap Growth Fund, Class IB	11,644	237,791
Putnam VT Large Cap Value Fund, Class IB	3,537	555
Putnam VT Mortgage Securities Fund	10,868	67,225
Putnam VT Research Fund, Class IB	52	6,751
Putnam VT Small Cap Growth Fund, Class IB	-	314
Putnam VT Small Cap Value Fund, Class IB	15,254	74,322
T. Rowe Price Blue Chip Growth Portfolio, Class II	28,654	835,479
T. Rowe Price Health Sciences Portfolio, Class II	24,318	236,607
VanEck VIP Global Resources Fund	3,270	21,312

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023					2022
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)

Alger Capital Appreciation Portfolio, Class I-2	-		-		-	-	389		(389)
Alger Large Cap Growth Portfolio, Class I-2	-		30		(30)	-	22		(22)
Alger Mid Cap Growth Portfolio, Class I-2	-		2		(2)	-	594		(594)
Alger Small Cap Growth Portfolio, Class I-2	-		0	*	-	-	853		(853)
ALPS Alerian Energy Infrastructure Portfolio, Class III	-		3,721		(3,721)	-	5,315		(5,315)
ALPS Global Opportunity Portfolio, Class III	46		3,758		(3,712)	43	868		(825)
American Century Investments VP Inflation Protection Fund, Class II	208		2,746		(2,538)	259	44		215
American Century Investments VP Mid Cap Value Fund, Class II	600		808		(208)	20	7,608		(7,588)
American Century Investments VP Value Fund, Class II	0	*	4,661		(4,661)	-	5,355		(5,355)
American Funds IS Capital World Growth and Income Fund, Class 4	696		18,655		(17,959)	29	301		(272)
American Funds IS Growth Fund, Class 4	-		6,135		(6,135)	1,174	4,117		(2,943)
American Funds IS Growth-Income Fund, Class 4	2,019		4,033		(2,014)	5,457	2,804		2,653
American Funds IS International Fund, Class 4	-		21,020		(21,020)	85	655		(570)
American Funds IS New World Fund, Class 4	-		11,400		(11,400)	81	475		(394)
American Funds IS Washington Mutual Investors Fund, Class 4	-		7,699		(7,699)	5,346	2,473		2,873
BlackRock Global Allocation V.I. Fund, Class III	60		421		(361)	98	1,111		(1,013)
BlackRock High Yield V.I., Class III	33		10,786		(10,753)	209	9,660		(9,451)
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	-		0	*	-	-	0	*	-
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	-		48		(48)	-	35		(35)
ClearBridge Variable Large Cap Growth Portfolio, Class II	-		6,869		(6,869)	178	234		(56)
ClearBridge Variable Mid Cap Portfolio, Class II	-		2,634		(2,634)	-	41		(41)
ClearBridge Variable Small Cap Growth Portfolio, Class II	164		12,617		(12,453)	265	3,405		(3,140)
Columbia VP Seligman Global Technology Fund, Class 1	-		60		(60)	-	5,788		(5,788)
Columbia VP Strategic Income Fund, Class 2	0	*	3,010		(3,010)	-	-		-
Delaware Ivy VIP Energy, Class II	23		229		(206)	-	772		(772)
Delaware VIP Emerging Markets, Service Class	2		2,158		(2,156)	24	4,843		(4,819)
Delaware VIP International Series, Service Class	-		984		(984)	-	1,351		(1,351)

	2023				2022
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
Delaware VIP Small Cap Value Series, Service Class	39		1,653	(1,614)	2,317		5,824	(3,507)
Dimensional VA Equity Allocation Portfolio, Institutional	-		216	(216)	-		66	(66)
Dimensional VA Global Moderate Allocation Portfolio, Institutional	-		705	(705)	-		707	(707)
Dimensional VA International Small Portfolio	46		11	35	69		11	58
Dimensional VA International Value Portfolio	23		35	(12)	-		168	(168)
Dimensional VA US Large Value Portfolio	335		124	211	-		1,039	(1,039)
Dimensional VA US Targeted Value Portfolio	0	*	548	(548)	-		-	-
Eaton Vance VT Floating-Rate Income, Initial Class	-		4,759	(4,759)	10,289		394	9,895
Empower Aggressive Profile Fund, Investor Class	-		365	(365)	-		258	(258)
Empower Ariel Mid Cap Value Fund, Investor Class	10		256	(246)	4		53	(49)
Empower Bond Index Fund, Investor Class	701		12,734	(12,033)	196		1,539	(1,343)
Empower Conservative Profile Fund, Class L	-		10,078	(10,078)	-		3,529	(3,529)
Empower Conservative Profile Fund, Investor Class	1,385		310	1,075	25,398		334	25,064
Empower Core Bond Fund, Investor Class	212		4,783	(4,571)	222		135	87
Empower Emerging Markets Equity Fund, Investor Class	91		838	(747)	251		11	240
Empower Global Bond Fund, Investor Class	207		10,990	(10,783)	208		225	(17)
Empower Government Money Market Fund, Investor Class	113,887		130,718	(16,831)	661,596		746,058	(84,462)
Empower High Yield Bond Fund, Class I	97		4,465	(4,368)	525		2,939	(2,414)
Empower Inflation-Protected Securities Fund, Investor Class	192		100	92	15		300	(285)
Empower International Growth Fund, Investor Class	384		4,103	(3,719)	985		532	453
Empower International Index Fund, Investor Class	987		4,226	(3,239)	931		3,957	(3,026)
Empower International Value Fund, Investor Class	701		4,171	(3,470)	628		1,573	(945)
Empower Large Cap Growth Fund, Investor Class	183		3,188	(3,005)	0	*	922	(922)
Empower Large Cap Value Fund, Investor Class	74		26,223	(26,149)	167		7,725	(7,558)
Empower Lifetime 2015 Fund, Investor Class	-		-	-	15,199		15,199	-
Empower Lifetime 2020 Fund, Investor Class	-		958	(958)	-		-	-
Empower Lifetime 2025 Fund, Investor Class	-		7,980	(7,980)	-		-	-
Empower Lifetime 2030 Fund, Investor Class	-		15,460	(15,460)	-		94	(94)
Empower Lifetime 2035 Fund, Investor Class	-		19,397	(19,397)	-		-	-
Empower Lifetime 2040 Fund, Investor Class	-		82	(82)	-		160	(160)
Empower Mid Cap Value Fund, Investor Class	27		8,300	(8,273)	-		2,652	(2,652)
Empower Moderate Profile Fund, Class L	-		219,139	(219,139)	-		43,967	(43,967)

	2023					2022
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)
Empower Moderate Profile Fund, Investor Class	-		97,684		(97,684)	-		95,580		(95,580)
Empower Moderately Aggressive Profile Fund, Investor Class	11		27,135		(27,124)	-		228		(228)
Empower Moderately Conservative Profile Fund, Class L	-		22,310		(22,310)	-		12,514		(12,514)
Empower Moderately Conservative Profile Fund, Investor Class	-		10,517		(10,517)	-		11,985		(11,985)
Empower Multi-Sector Bond Fund, Investor Class	392		5,713		(5,321)	581		4,984		(4,403)
Empower Real Estate Index Fund, Investor Class	650		3,463		(2,813)	265		839		(574)
Empower S&P 500 Index Fund, Investor Class	814		95,533		(94,719)	168,112		337,823		(169,711)
Empower S&P Mid Cap 400 Index Fund, Investor Class	620		39,364		(38,744)	394		10,512		(10,118)
Empower S&P Small Cap 600 Index Fund, Investor Class	869		29,178		(28,309)	476		10,850		(10,374)
Empower SecureFoundation Balanced Fund, Class L	-		340,300		(340,300)	84		238,963		(238,879)
Empower Short Duration Bond Fund, Investor Class	148		2,330		(2,182)	144		3,048		(2,904)
Empower Small Cap Growth Fund, Investor Class	-		1,451		(1,451)	0	*	1,073		(1,073)
Empower Small Cap Value Fund, Investor Class	5,127		4,570		557	11		10,025		(10,014)
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	688		13,150		(12,462)	2,100		1,223		877
Empower U.S. Government Securities Fund, Investor Class	0	*	3,231		(3,231)	-		1,502		(1,502)
Federated Hermes High Income Bond Fund II, Service Shares	15		1,924		(1,909)	227		1,363		(1,136)
Fidelity VIP Asset Manager Portfolio, Initial Class	-		678		(678)	-		196		(196)
Fidelity VIP Balanced Portfolio, Service Class 2	13,659		8,668		4,991	1,495		21,526		(20,031)
Fidelity VIP Contrafund Portfolio	-		0	*	-	-		0	*	-
Fidelity VIP Government Money Market Portfolio, Initial Class	-		82		(82)	-		67		(67)
Fidelity VIP Growth Opportunities Portfolio, Initial Class	-		16		(16)	-		33		(33)
Fidelity VIP Growth Portfolio, Initial Class	-		1		(1)	-		2		(2)
Fidelity VIP High Income Portfolio, Initial Class	-		4		(4)	-		666		(666)
Fidelity VIP Index 500 Portfolio, Initial Class	-		11		(11)	-		8		(8)
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	477		1,838		(1,361)	60		958		(898)
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	-		0	*	-	-		0	*	-
Fidelity VIP Overseas Portfolio, Initial Class	-		0	*	-	-		1,670		(1,670)
First Trust/Dow Jones Dividend & Income Allocation Portfolio	-		696		(696)	-		-		-
Franklin Income VIP Fund, Class 4	-		2,660		(2,660)	7,380		4,513		2,867
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	-		2,481		(2,481)	-		83		(83)
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	-		546		(546)	-		-		-
Invesco Oppenheimer V.I. International Growth Fund, Series II	-		116		(116)	-		-		-
Invesco V.I. Core Bond Fund, Series II	-		-		-	0	*	1,724		(1,724)

	2023				2022
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Core Plus Bond Fund, Series II	8		1,761	(1,753)	1,753	-	1,753
Invesco V.I. EQV International Equity Fund, Series II	-		-	-	-	56	(56)
Invesco V.I. Global Real Estate Fund, Series II	0	*	16	(16)	-	149	(149)
Invesco V.I. Growth and Income Fund, Series II	-		665	(665)	61	2,408	(2,347)
Invesco V.I. Main Street Small Cap Fund, Series II	620		4,846	(4,226)	-	7,221	(7,221)
Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	573		13,011	(12,438)	69	973	(904)
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	-		-	-	-	2,756	(2,756)
Janus Henderson VIT Balanced Portfolio, Service Shares	4,431		6,629	(2,198)	31	13,182	(13,151)
Janus Henderson VIT Enterprise Portfolio, Service Shares	23		5,116	(5,093)	2	471	(469)
JPMorgan Insurance Trust Income Builder Portfolio, Class 2	-		258	(258)	-	22	(22)
LVIP Delaware US REIT Fund, Service Class	-		314	(314)	-	642	(642)
LVIP JPMorgan Small Cap Core Fund, Service Class	29		789	(760)	34	42	(8)
MFS Blended Research Core Equity Portfolio, Service Class	76		2,202	(2,126)	51	90	(39)
MFS Blended Research Small Cap Equity Portfolio, Service Class	31		1,181	(1,150)	-	903	(903)
MFS Technology Portfolio, Service Class	45		12,598	(12,553)	369	10,243	(9,874)
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	-		3,270	(3,270)	-	43	(43)
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	-		3,305	(3,305)	24	255	(231)
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	45		312	(267)	17	308	(291)
PIMCO Low Duration Portfolio, Advisor Class	882		1,359	(477)	3	1,734	(1,731)
PIMCO Real Return Portfolio, Advisor Class	-		822	(822)	-	8,655	(8,655)
PIMCO Short-Term Portfolio, Advisor Class	682		941	(259)	-	1,395	(1,395)
PIMCO Total Return Portfolio, Advisor Class	1,400		4,672	(3,272)	258	11,440	(11,182)
Putnam VT Core Equity Fund, Class IB	-		764	(764)	-	36	(36)
Putnam VT Focused International Equity Fund, Class IB	8		366	(358)	-	48	(48)
Putnam VT Global Asset Allocation Fund, Class IB	-		7,051	(7,051)	-	-	-
Putnam VT Income Fund, Class IB	0	*	84	(84)	-	-	-
Putnam VT International Equity Fund, Class IB	24		105	(81)	104	-	104
Putnam VT International Value Fund, Class IB	-		617	(617)	-	-	-

	2023				2022
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Large Cap Growth Fund, Class IB	-		8,788	(8,788)	75	13,503	(13,428)
Putnam VT Large Cap Value Fund, Class IB	-		-	-	-	1,399	(1,399)
Putnam VT Mortgage Securities Fund	-		7,541	(7,541)	-	-	-
Putnam VT Research Fund, Class IB	0	*	316	(316)	-	20	(20)
Putnam VT Small Cap Value Fund, Class IB	38		5,265	(5,227)	-	5,161	(5,161)
T. Rowe Price Blue Chip Growth Portfolio, Class II	1,603		42,211	(40,608)	389	9,007	(8,618)
T. Rowe Price Health Sciences Portfolio, Class II	23		12,307	(12,284)	2,112	11,118	(9,006)
VanEck VIP Global Resources Fund	46		1,956	(1,910)	15	6,153	(6,138)

* The Subaccount has units that round to less than one.

Note: Units may not foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Fund Facilitation Fee
The Company deducts a fund facilitation fee from select products that have investment balances in specific Subaccounts. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin within the Statements of Operations.	0.35% of the unit value of each Subaccount

Mortality and Expense Risk Charge and Fee
This charge and fee is assessed to reimburse the Company for assuming mortality and expense risks. The charge and fee is deducted daily, assessed through a reduction of net unit values and redemption of units, and recorded as Mortality and expense risk and admin in the Statements of Operations as well as Contract maintenance charges in the Statements of Changes in Net Assets.	a daily charge and fee amounting to a per annum aggregate of 0.20% - 1.25% of the unit value of each Subaccount

Expenses of the Portfolios
This fee, if applicable, is assessed to provide compensation for administrative services performed in connection with the Subaccounts. Such compensation is assessed against the value of the assets invested in the relevant Subaccounts and is recorded as Investment advisory expenses in the Statements of Operations.	0.00% - 0.35% annually

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the contribution when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0.00% - 3.50% of each contribution, if applicable

Expense Type	Range
Charge for Optional Benefits (GL WB Rider)
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional benefits elected by the Contract owner. The charge is deducted quarterly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.65% - 1.50% of net asset base
Charges Incurred for Surrenders

This charge is assessed to reimburse the Company for the costs incurred when processing full or partial surrenders. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.

0.00% - 7.00% of amount withdrawn that exceeds the annuity's inception-to-date investment earnings as well as the free amount
Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	$15 - $25 per transfer, after the first 12 transfers in any calendar year

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2023 is as follows:

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Alger Capital Appreciation Portfolio, Class I-2
2023	1		$238.90	$238.90	$163	0.00%	1.40%	1.40%	41.15%	41.15%
2022	1		169.25	169.25	115	0.00%	1.40%	1.40%	(39.88)%	(37.40)%
2021	1		281.55	270.39	289	0.00%	1.25%	1.40%	22.31%	17.47%
2020	1		230.18	230.18	246	0.00%	1.40%	1.40%	39.78%	39.78%
2019	1		164.67	164.67	176	0.00%	1.40%	1.40%	31.73%	31.73%
Alger Large Cap Growth Portfolio, Class I-2
2023	1		230.41	230.41	162	0.00%	1.40%	1.40%	30.83%	30.83%
2022	1		176.11	176.11	129	0.00%	1.40%	1.40%	(42.43)%	(39.51)%
2021	1		305.90	291.13	220	0.00%	1.25%	1.40%	15.88%	10.29%
2020	1		263.97	263.97	200	0.21%	1.40%	1.40%	64.71%	64.71%
2019	1		160.26	160.26	121	0.00%	1.40%	1.40%	25.66%	25.66%
Alger Mid Cap Growth Portfolio, Class I-2
2023	0	*	134.58	134.58	8	0.00%	1.40%	1.40%	21.47%	21.47%
2022	0	*	110.80	110.80	7	0.00%	1.40%	1.40%	(39.61)%	(36.96)%
2021	1		183.46	175.76	116	0.00%	1.25%	1.40%	7.26%	2.75%
2020	1		171.05	171.05	113	0.00%	1.40%	1.40%	62.35%	62.35%
2019	1		105.36	105.36	70	0.00%	1.40%	1.40%	28.45%	28.45%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Alger Small Cap Growth Portfolio, Class I-2
2023	0	*	$150.52	$150.52	$39	0.00%	1.40%	1.40%	14.88%	14.88%
2022	0	*	131.03	131.03	34	0.00%	1.40%	1.40%	(41.84)%	471.52%
2021	1		225.29	22.93	238	0.00%	0.25%	1.40%	(2.65)%	(7.18)%
2020	2		231.41	24.70	290	1.22%	1.20%	1.40%	64.84%	65.11%
2019	2		140.39	14.96	176	0.00%	1.20%	1.40%	27.54%	27.80%
ALPS Alerian Energy Infrastructure Portfolio, Class III
2023	5		14.90	14.90	77	2.36%	1.20%	1.20%	12.55%	12.55%
2022	9		13.24	13.24	117	3.59%	1.20%	1.20%	9.83%	35.33%
2021	14		12.06	9.78	162	2.06%	0.20%	1.20%	43.69%	16.62%
2020	14		8.39	8.39	120	2.05%	1.20%	1.20%	(26.01)%	(26.01)%
2019	25		11.34	11.34	278	1.64%	1.20%	1.20%	18.98%	18.98%
ALPS Global Opportunity Portfolio, Class III
2023	7		18.69	16.83	113	0.00%	0.20%	1.20%	28.54%	27.27%
2022	10		14.54	13.22	138	11.61%	0.20%	1.20%	(29.30)%	(29.76)%
2021	11		20.56	18.82	212	4.38%	0.20%	1.20%	33.75%	13.64%
2020	12		15.37	16.56	180	9.56%	0.20%	1.20%	7.95%	9.05%
2019	13		14.24	15.19	184	0.00%	0.20%	1.20%	38.17%	39.56%
American Century Investments VP Inflation Protection Fund, Class II
2023	11		11.32	10.66	119	3.28%	0.20%	1.20%	3.19%	2.17%
2022	13		10.97	10.43	142	5.02%	0.20%	1.20%	(14.67)%	(12.62)%
2021	13		12.86	11.94	162	2.37%	0.20%	1.20%	11.17%	0.18%
2020	41		11.57	11.91	475	2.25%	0.45%	1.20%	8.29%	9.11%
2019	13		10.68	10.92	139	2.31%	0.45%	1.20%	7.60%	8.41%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Century Investments VP Mid Cap Value Fund, Class II
2023	24	$16.05	$17.49	$415	2.17%	0.20%	1.20%	5.81%	4.77%
2022	24	15.17	16.70	399	2.08%	0.20%	1.20%	(50.95)%	9.44%
2021	32	30.92	15.26	538	1.02%	0.20%	1.20%	119.33%	21.55%
2020	34	14.10	12.55	483	1.80%	0.20%	1.20%	(0.08)%	0.91%
2019	37	14.11	12.44	520	1.91%	0.20%	1.20%	27.45%	28.74%
American Century Investments VP Value Fund, Class II
2023	14	16.90	17.78	256	2.17%	0.20%	1.20%	8.80%	7.72%
2022	19	15.53	16.51	314	1.86%	0.20%	1.20%	(11.32)%	7.49%
2021	24	17.51	15.36	406	1.60%	0.20%	1.20%	29.12%	22.79%
2020	26	13.56	12.51	354	2.22%	0.20%	1.20%	(0.35)%	0.61%
2019	41	13.61	12.43	563	1.99%	0.20%	1.20%	25.41%	26.66%
American Funds IS Capital World Growth and Income Fund, Class 4
2023	45	16.48	15.41	698	1.48%	0.20%	1.20%	20.41%	19.22%
2022	63	13.68	12.93	817	2.17%	0.20%	1.20%	(17.73)%	(18.55)%
2021	63	16.63	15.87	1,008	1.48%	0.20%	1.20%	18.53%	9.00%
2020	62	14.03	14.56	867	1.28%	0.20%	1.20%	7.29%	8.35%
2019	54	13.08	13.44	704	1.81%	0.20%	1.20%	29.17%	30.48%
American Funds IS Growth Fund, Class 4
2023	70	21.81	20.61	1,451	0.18%	0.20%	1.20%	37.86%	36.50%
2022	76	15.82	15.10	1,156	0.10%	0.20%	1.20%	(30.25)%	(30.95)%
2021	79	22.69	21.87	1,738	0.06%	0.20%	1.20%	24.73%	20.23%
2020	79	18.19	18.19	1,435	0.23%	1.20%	1.20%	49.96%	49.96%
2019	67	12.13	12.13	814	0.59%	1.20%	1.20%	28.88%	28.88%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Funds IS Growth-Income Fund, Class 4
2023	50	$17.19	$16.43	$818	1.20%	0.40%	1.20%	25.32%	24.33%
2022	52	13.72	13.22	684	1.16%	0.40%	1.20%	(17.64)%	(17.70)%
2021	49	16.66	16.06	789	1.01%	0.20%	1.20%	26.90%	22.32%
2020	48	13.13	13.13	629	1.35%	1.20%	1.20%	11.92%	11.92%
2019	43	11.73	11.73	499	1.52%	1.20%	1.20%	24.36%	24.36%
American Funds IS International Fund, Class 4
2023	32	14.09	11.85	400	0.91%	0.20%	1.20%	15.33%	14.18%
2022	53	12.21	10.38	568	1.54%	0.20%	1.20%	(21.18)%	(20.42)%
2021	54	15.49	13.04	734	2.27%	0.20%	1.20%	13.14%	(17.43)%
2020	55	13.70	15.80	768	0.50%	0.20%	1.20%	12.26%	13.40%
2019	50	12.20	13.93	626	1.26%	0.20%	1.20%	21.20%	22.43%
American Funds IS New World Fund, Class 4
2023	20	16.31	15.51	311	0.96%	0.20%	1.20%	15.44%	14.29%
2022	31	14.13	13.57	427	1.10%	0.20%	1.20%	(24.23)%	(23.18)%
2021	32	18.65	17.66	562	0.64%	0.20%	1.20%	9.13%	1.31%
2020	32	17.09	17.44	549	0.05%	0.20%	1.20%	21.79%	23.05%
2019	25	14.03	14.17	357	0.78%	0.20%	1.20%	27.28%	28.56%
American Funds IS Washington Mutual Investors Fund, Class 4
2023	6	15.69	15.69	101	1.41%	1.20%	1.20%	15.58%	15.58%
2022	14	13.58	13.58	192	1.98%	1.20%	1.20%	(13.03)%	(9.77)%
2021	11	15.61	15.05	170	0.99%	0.20%	1.20%	30.70%	25.99%
2020	18	11.94	11.94	219	1.95%	1.20%	1.20%	7.22%	7.22%
2019	9	11.14	11.14	103	1.80%	1.20%	1.20%	19.59%	19.59%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2023	15	13.40	13.40	195	1.92%	0.25%	0.25%	15.03%	15.03%
2022	15	11.65	11.65	169	1.86%	0.25%	0.25%	(15.36)%	(13.07)%
2021	15	13.77	13.40	200	1.38%	0.20%	1.20%	37.67%	34.04%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

BlackRock Global Allocation V.I. Fund, Class III
2023	78		$15.21	$13.41	$1,065	2.58%	0.25%	1.20%	12.21%	11.15%
2022	79		13.55	12.07	961	0.00%	0.25%	1.20%	(16.28)%	(17.07)%
2021	80		16.19	14.55	1,172	0.83%	0.20%	1.20%	17.00%	(4.60)%
2020	84		13.84	15.25	1,172	1.37%	0.25%	1.20%	19.30%	20.39%
2019	102		11.60	12.67	1,209	1.35%	0.25%	1.20%	16.34%	17.46%
BlackRock High Yield V.I., Class III
2023	47		13.40	12.97	632	6.31%	0.20%	1.20%	12.70%	11.58%
2022	58		11.89	11.62	688	5.05%	0.20%	1.20%	(15.93)%	(11.62)%
2021	67		14.14	13.15	901	4.28%	0.20%	1.20%	11.82%	3.65%
2020	79		12.65	12.69	1,009	5.48%	0.20%	1.20%	5.76%	6.79%
2019	101		11.96	11.88	1,208	5.15%	0.20%	1.20%	13.49%	14.64%
BNY Mellon IP Technology Growth Portfolio, Service Shares
2023	2		47.02	26.87	80	0.00%	0.25%	1.20%	58.61%	57.11%
2022	2		29.65	17.10	51	0.00%	0.25%	1.20%	(46.65)%	(47.16)%
2021	2		55.57	32.36	96	0.00%	0.25%	1.20%	63.18%	(34.57)%
2020	4		34.06	49.46	157	0.07%	0.25%	1.20%	67.56%	69.14%
2019	5		17.35	29.24	97	0.00%	0.25%	1.20%	24.01%	25.20%
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares
2023	0	*	103.94	103.94	11	0.72%	1.40%	1.40%	22.11%	22.11%
2022	0	*	85.12	85.12	9	0.52%	1.40%	1.40%	(27.07)%	(23.94)%
2021	0	*	116.72	111.92	12	0.74%	1.25%	1.40%	30.61%	25.23%
2020	0	*	89.37	89.37	10	1.16%	1.40%	1.40%	22.40%	22.40%
2019	0	*	73.01	73.01	8	1.44%	1.40%	1.40%	32.47%	32.47%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

BNY Mellon VIF Growth and Income Portfolio, Initial Shares
2023	1	$121.44	$121.44	$91	0.65%	1.40%	1.40%	24.93%	24.93%
2022	1	97.20	97.20	77	0.79%	1.40%	1.40%	(19.41)%	(16.00)%
2021	1	120.62	115.72	96	0.48%	1.25%	1.40%	29.13%	23.88%
2020	1	93.41	93.41	77	0.84%	1.40%	1.40%	22.91%	22.91%
2019	1	76.00	76.00	65	1.08%	1.40%	1.40%	27.33%	27.33%
ClearBridge Variable Large Cap Growth Portfolio, Class II
2023	20	22.92	21.44	440	0.00%	0.20%	1.20%	43.38%	41.96%
2022	27	15.99	15.11	413	0.00%	0.20%	1.20%	(32.55)%	(33.22)%
2021	27	23.70	22.62	620	0.00%	0.20%	1.20%	25.93%	15.84%
2020	34	18.82	19.53	646	0.02%	0.20%	1.20%	28.84%	30.19%
2019	32	14.61	15.00	463	0.16%	0.20%	1.20%	30.27%	31.58%
ClearBridge Variable Mid Cap Portfolio, Class II
2023	4	14.27	14.27	59	0.02%	1.20%	1.20%	11.28%	11.28%
2022	7	12.83	12.83	87	0.09%	1.20%	1.20%	(29.75)%	(26.39)%
2021	7	18.26	17.43	119	0.03%	0.20%	1.20%	32.93%	26.86%
2020	7	13.74	13.74	103	0.04%	1.20%	1.20%	13.72%	13.72%
2019	10	12.08	12.08	125	0.36%	1.20%	1.20%	31.07%	31.07%
ClearBridge Variable Small Cap Growth Portfolio, Class II
2023	22	19.66	17.80	401	0.00%	0.20%	1.20%	7.91%	6.84%
2022	35	18.22	16.66	589	0.00%	0.20%	1.20%	(29.69)%	(29.85)%
2021	38	25.91	23.75	918	0.00%	0.20%	1.20%	21.07%	3.53%
2020	37	21.40	22.94	798	0.00%	0.20%	1.20%	41.19%	42.60%
2019	33	15.16	16.09	501	0.00%	0.20%	1.20%	25.05%	26.30%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Columbia VP Seligman Global Technology Fund, Class 1
2023	9	$67.55	$67.55	$606	0.00%	1.40%	1.40%	43.27%	43.27%
2022	9	47.15	47.15	426	0.00%	1.40%	1.40%	(33.76)%	(32.67)%
2021	15	71.17	70.03	1,041	0.40%	1.25%	1.40%	39.33%	35.09%
2020	15	51.08	51.84	763	0.00%	1.25%	1.40%	44.17%	44.39%
2019	15	35.43	35.90	532	0.00%	1.25%	1.40%	53.16%	53.38%
Columbia VP Strategic Income Fund, Class 2
2023	-	-	-	-	0.00%	1.20%	1.20%	2.32%	2.32%
2022	3	9.98	9.98	30	2.72%	1.20%	1.20%	(15.72)%	(12.57)%
2021	3	11.84	11.41	34	5.25%	0.20%	1.20%	4.17%	0.42%
2020	3	11.36	11.36	34	3.67%	1.20%	1.20%	5.31%	5.31%
2019	3	10.79	10.79	32	3.62%	1.20%	1.20%	8.91%	8.91%
Delaware Ivy VIP Energy, Class II
2023	1	9.16	9.16	9	2.98%	1.20%	1.20%	2.78%	2.78%
2022	1	8.91	8.91	10	2.34%	1.20%	1.20%	40.85%	70.25%
2021	2	6.33	5.23	12	1.18%	0.20%	1.20%	48.11%	22.53%
2020	9	4.27	4.27	37	1.41%	1.20%	1.20%	(37.55)%	(37.55)%
2019	15	6.84	6.84	106	0.00%	1.20%	1.20%	2.24%	2.24%
Delaware VIP Emerging Markets, Service Class
2023	4	14.04	12.73	58	1.43%	0.20%	1.20%	13.22%	12.10%
2022	7	12.40	11.36	76	4.38%	0.20%	1.20%	(28.85)%	(16.48)%
2021	11	17.42	13.60	184	0.08%	0.20%	1.20%	4.72%	(23.59)%
2020	20	16.64	17.80	334	0.53%	0.20%	1.20%	23.24%	24.38%
2019	33	13.50	14.31	452	0.44%	0.20%	1.20%	20.79%	22.01%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Delaware VIP International Series, Service Class
2023	2	$9.76	$9.76	$15	1.58%	1.20%	1.20%	11.93%	11.93%
2022	3	8.90	8.72	22	1.27%	0.20%	1.20%	(16.93)%	(19.40)%
2021	4	10.71	10.82	42	0.93%	0.20%	1.20%	5.35%	6.42%
2020	4	10.17	10.17	39	0.00%	2.00%	1.20%	1.70%	1.74%
Delaware VIP Small Cap Value Series, Service Class
2023	10	16.25	16.25	161	0.68%	1.20%	1.20%	7.80%	7.80%
2022	12	15.08	15.08	174	0.63%	1.20%	1.20%	(46.23)%	(1.02)%
2021	15	28.04	15.23	261	0.61%	0.20%	1.20%	113.28%	15.86%
2020	15	13.15	13.15	198	1.13%	1.20%	1.20%	(3.32)%	(3.32)%
2019	26	13.60	13.60	351	0.77%	1.20%	1.20%	26.20%	26.20%
Dimensional VA Equity Allocation Portfolio, Institutional
2023	1	17.69	17.69	20	2.03%	0.55%	0.55%	19.49%	19.49%
2022	1	14.80	14.80	20	1.79%	0.55%	0.55%	(14.15)%	(13.64)%
2021	1	17.24	17.14	24	2.16%	0.55%	0.75%	23.69%	22.95%
2020	1	13.94	13.94	20	1.99%	0.20%	0.20%	39.39%	39.39%
Dimensional VA Global Moderate Allocation Portfolio, Institutional
2023	11	14.91	14.91	165	2.66%	0.55%	0.55%	14.10%	14.10%
2022	12	13.07	13.07	154	1.43%	0.55%	0.55%	(11.44)%	(10.91)%
2021	12	14.76	14.67	184	1.41%	0.55%	0.75%	13.58%	12.90%
2020	13	12.99	12.99	170	1.24%	0.20%	0.20%	29.91%	29.91%
Dimensional VA International Small Portfolio
2023	2	11.84	11.84	21	3.19%	0.55%	0.55%	13.49%	13.49%
2022	2	10.44	10.44	18	2.60%	0.55%	0.55%	(18.09)%	(10.88)%
2021	2	12.74	11.71	21	2.58%	0.55%	1.55%	13.94%	4.71%
2020	2	11.18	11.18	18	2.52%	0.55%	0.55%	8.79%	8.79%
2019	2	10.28	10.28	16	2.09%	0.55%	0.55%	23.21%	23.21%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Dimensional VA International Value Portfolio
2023	2	$12.91	$12.91	$26	4.82%	0.55%	0.55%	17.21%	17.21%
2022	2	11.01	11.01	22	3.81%	0.55%	0.55%	(3.99)%	5.12%
2021	2	11.47	10.48	25	3.96%	0.55%	1.55%	17.47%	7.29%
2020	2	9.76	9.76	21	2.92%	0.55%	0.55%	(2.27)%	(2.27)%
2019	2	9.99	9.99	20	2.84%	0.55%	0.55%	15.23%	15.23%
Dimensional VA US Large Value Portfolio
2023	9	15.21	15.21	139	2.35%	0.55%	0.55%	10.32%	10.32%
2022	9	13.79	13.79	124	2.16%	0.55%	0.55%	(5.40)%	5.95%
2021	10	14.58	13.02	146	1.73%	0.55%	1.55%	26.34%	12.81%
2020	10	11.54	11.54	119	3.86%	0.55%	0.55%	(1.88)%	(1.88)%
2019	8	11.76	11.76	91	1.86%	0.55%	0.55%	25.10%	25.10%
Dimensional VA US Targeted Value Portfolio
2023	-	-	-	-	0.00%	1.55%	1.55%	(5.42)%	(5.42)%
2022	1	13.27	13.27	7	1.32%	1.55%	1.55%	(13.10)%	(5.68)%
2021	1	15.27	14.07	8	1.44%	0.55%	1.55%	49.28%	37.53%
2020	1	10.23	10.23	6	0.49%	1.55%	1.55%	2.41%	2.41%
2019	8	9.99	9.99	80	2.43%	1.55%	1.55%	20.67%	20.67%
DWS Capital Growth VIP, Class B
2023	5	25.27	25.27	137	0.00%	1.20%	1.20%	36.53%	36.53%
2022	5	18.51	18.51	100	0.00%	1.20%	1.20%	(64.39)%	(31.73)%
2021	5	51.97	27.11	147	0.00%	0.20%	1.20%	131.94%	(36.28)%
2020	6	22.41	42.54	156	0.29%	0.25%	1.20%	37.04%	38.35%
2019	6	16.35	30.75	114	0.16%	0.25%	1.20%	35.16%	36.45%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Eaton Vance VT Floating-Rate Income, Initial Class
2023	19	$12.48	$12.14	$228	8.20%	0.20%	1.20%	10.99%	9.89%
2022	23	11.24	11.05	259	4.81%	0.20%	1.20%	(7.32)%	(3.66)%
2021	13	12.13	11.47	155	2.88%	0.20%	1.20%	8.02%	2.11%
2020	19	11.23	11.23	210	3.66%	1.20%	1.20%	0.80%	0.80%
2019	43	11.14	11.14	481	4.29%	1.20%	1.20%	5.80%	5.80%
Empower Aggressive Profile Fund, Investor Class
2023	3	15.62	15.62	47	3.09%	1.20%	1.20%	15.55%	15.55%
2022	3	13.51	13.51	45	1.52%	1.20%	1.20%	(20.01)%	(16.18)%
2021	4	16.90	16.12	58	4.22%	0.20%	1.20%	23.72%	18.06%
2020	6	13.66	13.66	78	1.07%	1.20%	1.20%	10.67%	10.67%
2019	19	12.34	12.34	230	1.97%	1.20%	1.20%	24.59%	24.59%
Empower Ariel Mid Cap Value Fund, Investor Class
2023	1	14.90	14.90	8	2.13%	1.20%	1.20%	9.13%	9.13%
2022	1	13.65	13.65	11	4.94%	1.20%	1.20%	(55.84)%	(13.98)%
2021	1	30.91	15.87	13	2.12%	0.20%	1.20%	104.68%	(34.24)%
2020	9	15.10	24.13	123	2.83%	0.45%	1.20%	7.78%	8.59%
2019	10	11.81	22.22	128	1.27%	0.45%	1.20%	22.84%	23.77%
Empower Bond Index Fund, Investor Class
2023	37	10.37	9.72	373	1.98%	0.20%	1.20%	4.81%	3.77%
2022	49	9.90	9.37	471	1.16%	0.20%	1.20%	(20.35)%	(14.71)%
2021	50	12.43	10.99	565	0.81%	0.20%	1.20%	9.09%	(6.85)%
2020	51	11.39	11.79	612	1.96%	0.20%	1.20%	5.77%	6.94%
2019	35	10.77	11.03	393	1.11%	0.20%	1.20%	6.80%	7.88%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Empower Conservative Profile Fund, Class L
2023	51		$12.27	$11.48	$592	2.02%	0.20%	1.20%	7.82%	6.75%
2022	61		11.38	10.76	663	1.09%	0.20%	1.20%	(10.33)%	(11.22)%
2021	65		12.70	12.12	788	1.36%	0.20%	1.20%	9.83%	1.03%
2020	93		11.56	11.99	1,075	1.11%	0.20%	1.20%	6.63%	7.72%
2019	71		10.84	10.84	771	1.45%	1.20%	1.20%	9.89%	9.89%
Empower Conservative Profile Fund, Investor Class
2023	62		12.43	11.66	742	3.11%	0.25%	1.20%	7.98%	6.96%
2022	61		11.51	10.90	679	2.06%	0.25%	1.20%	(10.37)%	(11.00)%
2021	35		12.84	12.25	443	2.09%	0.20%	1.20%	10.12%	1.48%
2020	51		11.66	12.07	606	2.13%	0.25%	1.20%	6.97%	7.90%
2019	54		10.90	11.19	603	1.70%	0.25%	1.20%	10.21%	11.26%
Empower Core Bond Fund, Investor Class
2023	18		10.65	10.50	202	2.32%	0.20%	0.40%	5.99%	5.78%
2022	23		10.04	9.63	234	1.14%	0.20%	1.20%	(23.35)%	(15.72)%
2021	23		13.10	11.42	275	0.79%	0.20%	1.20%	11.58%	(4.88)%
2020	27		11.74	12.01	332	3.25%	0.20%	1.20%	6.73%	7.80%
2019	19		11.08	11.14	216	1.99%	0.20%	0.40%	8.76%	8.97%
Empower Emerging Markets Equity Fund, Investor Class
2023	4		9.65	9.63	38	2.00%	0.20%	0.25%	9.45%	9.40%
2022	5		8.82	8.42	41	1.30%	0.20%	1.20%	(22.49)%	(23.26)%
2021	4		11.38	10.97	50	1.24%	0.20%	1.20%	(2.04)%	(8.07)%
2020	5		11.62	11.93	55	4.90%	0.20%	1.20%	18.17%	19.33%
2019	0	*	9.83	9.83	5	1.24%	1.20%	1.20%	20.22%	20.22%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Global Bond Fund, Investor Class
2023	24	$9.23	$8.27	$209	0.80%	0.20%	1.20%	4.92%	3.88%
2022	35	8.79	7.96	286	0.74%	0.20%	1.20%	(21.16)%	(14.82)%
2021	35	11.15	9.35	338	0.07%	0.20%	1.20%	9.18%	(15.47)%
2020	37	10.21	11.06	388	1.17%	0.20%	1.20%	4.12%	5.11%
2019	33	9.81	10.52	328	3.58%	0.20%	1.20%	2.83%	3.86%
Empower Government Money Market Fund, Investor Class
2023	166	10.84	9.93	1,724	4.43%	0.20%	1.20%	4.33%	3.30%
2022	183	10.39	9.62	1,835	0.92%	0.20%	1.20%	1.02%	2.11%
2021	267	10.29	9.42	2,659	0.01%	0.20%	1.20%	5.72%	(8.62)%
2020	374	9.73	10.31	3,744	0.31%	0.20%	1.20%	(0.91)%	0.05%
2019	457	9.62	10.30	4,628	1.69%	0.20%	1.20%	0.53%	1.56%
Empower High Yield Bond Fund, Class I
2023	21	12.79	12.79	267	5.31%	1.20%	1.20%	9.81%	9.81%
2022	25	15.75	11.65	295	3.19%	0.25%	1.20%	(12.01)%	(11.68)%
2021	28	17.90	13.19	371	2.79%	0.20%	1.20%	31.76%	(23.80)%
2020	47	13.58	17.31	622	3.79%	0.25%	1.20%	13.96%	10.54%
2019	70	11.92	15.66	845	5.50%	0.25%	1.20%	13.04%	14.11%
Empower Inflation-Protected Securities Fund, Investor Class
2023	2	11.26	10.64	27	4.20%	0.20%	1.20%	4.55%	3.51%
2022	2	10.77	10.28	25	4.93%	0.20%	1.20%	(9.10)%	(10.00)%
2021	3	11.85	11.42	31	2.47%	0.20%	1.20%	7.38%	0.78%
2020	3	11.03	11.33	30	1.12%	0.20%	1.20%	6.29%	7.35%
2019	1	10.38	10.38	12	1.49%	1.20%	1.20%	5.08%	5.08%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower International Growth Fund, Investor Class
2023	6	$15.37	$12.73	$89	0.00%	0.20%	1.20%	16.31%	15.16%
2022	10	13.22	11.05	119	0.00%	0.20%	1.20%	(45.27)%	(31.18)%
2021	10	24.15	16.06	163	0.14%	0.20%	1.20%	57.55%	(10.61)%
2020	11	15.33	17.97	182	0.00%	0.20%	1.20%	26.80%	28.10%
2019	8	12.09	12.09	102	0.10%	1.20%	1.20%	32.46%	32.46%
Empower International Index Fund, Investor Class
2023	56	15.32	12.81	849	2.35%	0.20%	1.20%	17.28%	16.12%
2022	60	13.06	11.03	765	1.69%	0.20%	1.20%	(31.62)%	(15.76)%
2021	63	19.10	13.10	946	2.26%	0.20%	1.20%	59.57%	(5.69)%
2020	60	11.97	13.89	824	1.81%	0.20%	1.20%	6.28%	7.31%
2019	70	11.26	12.94	886	2.48%	0.20%	1.20%	19.80%	21.00%
Empower International Value Fund, Investor Class
2023	18	15.65	14.47	285	1.43%	0.20%	1.20%	17.79%	16.62%
2022	22	13.28	12.41	287	1.14%	0.20%	1.20%	(39.80)%	(16.19)%
2021	23	22.06	14.80	356	1.64%	0.20%	1.20%	63.23%	4.34%
2020	23	13.52	14.19	335	0.84%	0.20%	1.20%	8.40%	9.55%
2019	40	12.47	12.95	519	1.31%	0.20%	1.20%	20.61%	21.83%
Empower Large Cap Growth Fund, Investor Class
2023	15	30.66	29.37	447	0.09%	0.20%	1.20%	33.31%	31.99%
2022	18	23.00	22.26	405	0.35%	0.20%	1.20%	(25.65)%	(24.07)%
2021	19	30.94	29.31	561	0.91%	0.20%	1.20%	26.03%	17.85%
2020	29	24.55	24.87	720	2.95%	0.20%	1.20%	39.80%	41.15%
2019	19	17.56	17.62	340	0.19%	0.20%	1.20%	34.59%	35.93%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Large Cap Value Fund, Investor Class
2023	15	$14.83	$14.38	$211	0.02%	0.45%	1.20%	11.78%	10.94%
2022	41	13.27	12.96	528	0.05%	0.45%	1.20%	(4.49)%	(4.68)%
2021	48	13.90	13.60	657	0.33%	0.20%	1.20%	27.22%	23.37%
2020	59	10.92	11.02	647	0.07%	0.45%	1.20%	2.46%	3.24%
2019	66	10.66	10.68	709	0.00%	0.25%	1.20%	6.59%	6.77%
Empower Lifetime 2015 Fund, Investor Class
2022	-	-	-	-	0.00%	0.20%	1.20%	(12.44)%	(13.30)%
Empower Lifetime 2020 Fund, Investor Class
2023	22	13.97	13.97	303	2.70%	1.20%	1.20%	9.65%	9.65%
2022	23	12.74	12.74	289	2.04%	1.20%	1.20%	(18.50)%	(13.99)%
2021	23	15.63	14.81	336	2.30%	0.20%	1.20%	13.83%	7.86%
2020	23	13.73	13.73	311	2.17%	1.20%	1.20%	10.03%	10.03%
2019	23	12.48	12.48	283	1.90%	1.20%	1.20%	15.06%	15.06%
Empower Lifetime 2025 Fund, Investor Class
2023	36	14.48	14.48	523	2.30%	1.20%	1.20%	10.58%	10.58%
2022	44	13.10	13.10	578	1.67%	1.20%	1.20%	(19.34)%	(14.86)%
2021	44	16.24	15.38	678	2.14%	0.20%	1.20%	14.90%	8.85%
2020	45	14.13	14.13	631	2.07%	1.20%	1.20%	10.92%	10.92%
2019	44	12.74	12.74	562	1.53%	1.20%	1.20%	16.60%	16.60%
Empower Lifetime 2030 Fund, Investor Class
2023	15	15.27	15.27	226	1.79%	1.20%	1.20%	11.72%	11.72%
2022	30	13.67	13.67	414	1.84%	1.20%	1.20%	(20.06)%	(14.68)%
2021	30	17.09	16.02	492	2.53%	0.20%	1.20%	16.37%	9.03%
2020	30	14.69	14.69	447	2.23%	1.20%	1.20%	11.29%	11.29%
2019	30	13.20	13.20	401	1.95%	1.20%	1.20%	18.57%	18.57%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Empower Lifetime 2035 Fund, Investor Class
2023	26		$17.16	$15.95	$427	1.64%	0.25%	1.20%	14.11%	13.04%
2022	45		15.04	14.11	649	1.47%	0.25%	1.20%	(15.83)%	(15.93)%
2021	45		17.87	16.79	776	2.33%	0.20%	1.20%	18.33%	6.34%
2020	45		15.10	15.79	690	0.00%	0.25%	1.20%	11.92%	13.00%
2019	26		13.49	13.97	353	1.49%	0.25%	1.20%	20.71%	21.87%
Empower Lifetime 2040 Fund, Investor Class
2023	0	*	16.71	16.71	7	2.25%	1.20%	1.20%	14.35%	14.35%
2022	0	*	14.61	14.61	7	1.55%	1.20%	1.20%	(21.64)%	(15.59)%
2021	1		18.64	17.31	12	2.85%	0.20%	1.20%	20.03%	11.43%
2020	1		15.53	15.53	10	1.27%	1.20%	1.20%	12.23%	12.23%
2019	2		13.84	13.84	21	1.99%	1.20%	1.20%	22.35%	22.35%
Empower Mid Cap Value Fund, Investor Class
2023	5		16.69	16.69	89	0.32%	1.20%	1.20%	13.78%	13.78%
2022	14		14.67	14.67	200	0.56%	1.20%	1.20%	(17.63)%	(6.67)%
2021	16		17.81	15.72	274	16.69%	0.20%	1.20%	36.14%	20.16%
2020	17		13.08	13.08	228	0.73%	1.20%	1.20%	(1.50)%	(1.50)%
2019	23		13.28	13.28	300	0.20%	1.20%	1.20%	19.05%	19.05%
Empower Moderate Profile Fund, Class L
2023	771		14.16	13.24	10,260	1.86%	0.20%	1.20%	11.42%	10.31%
2022	990		12.71	12.00	11,928	1.78%	0.20%	1.20%	(12.33)%	(13.20)%
2021	1,034		14.49	13.83	14,343	1.94%	0.20%	1.20%	15.50%	6.25%
2020	1,075		12.55	13.02	13,521	1.00%	0.20%	1.20%	9.68%	10.79%
2019	1,099		11.44	11.75	12,578	0.95%	0.20%	1.20%	15.83%	16.99%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Moderate Profile Fund, Investor Class
2023	211	$14.15	$13.46	$2,850	3.31%	0.45%	1.20%	11.43%	10.60%
2022	309	12.70	12.17	3,765	2.18%	0.45%	1.20%	(13.43)%	(13.07)%
2021	405	14.67	14.00	5,681	3.29%	0.20%	1.20%	15.94%	6.85%
2020	446	12.65	13.10	5,653	1.61%	0.25%	1.20%	9.94%	10.97%
2019	480	11.51	11.81	5,540	2.00%	0.25%	1.20%	16.12%	17.22%
Empower Moderately Aggressive Profile Fund, Investor Class
2023	48	15.14	14.16	723	1.93%	0.20%	1.20%	13.38%	12.25%
2022	75	13.35	12.62	985	1.57%	0.20%	1.20%	(13.27)%	(14.13)%
2021	76	15.40	14.69	1,143	4.59%	0.20%	1.20%	18.29%	8.81%
2020	76	13.02	13.50	1,009	1.82%	0.20%	1.20%	10.39%	11.50%
2019	128	11.79	12.11	1,531	1.67%	0.20%	1.20%	18.90%	20.11%
Empower Moderately Conservative Profile Fund, Class L
2023	240	13.14	12.29	3,071	2.28%	0.20%	1.20%	9.40%	8.31%
2022	262	12.01	11.35	3,075	1.17%	0.20%	1.20%	(11.19)%	(12.07)%
2021	275	13.52	12.91	3,642	2.41%	0.20%	1.20%	12.72%	3.69%
2020	255	12.00	12.45	3,121	0.74%	0.20%	1.20%	7.88%	8.98%
2019	166	11.12	11.42	1,853	1.25%	0.20%	1.20%	12.79%	13.91%
Empower Moderately Conservative Profile Fund, Investor Class
2023	64	13.37	12.51	829	3.01%	0.20%	1.20%	9.68%	8.59%
2022	75	12.19	11.52	881	1.63%	0.20%	1.20%	(10.99)%	(11.88)%
2021	87	13.70	13.07	1,153	2.52%	0.20%	1.20%	12.99%	3.93%
2020	125	12.13	12.58	1,544	1.67%	0.20%	1.20%	8.26%	9.35%
2019	55	11.20	11.20	612	1.94%	1.20%	1.20%	13.09%	13.09%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Multi-Sector Bond Fund, Investor Class
2023	35	$15.36	$11.57	$446	3.16%	0.25%	1.20%	7.61%	6.60%
2022	40	14.28	10.86	476	2.29%	0.25%	1.20%	(11.64)%	(12.47)%
2021	44	16.16	12.40	598	2.11%	0.20%	1.20%	29.19%	(22.74)%
2020	67	12.51	16.05	884	3.24%	0.25%	1.20%	8.37%	8.83%
2019	87	11.54	14.75	1,056	1.68%	0.25%	1.20%	10.41%	11.45%
Empower Real Estate Index Fund, Investor Class
2023	11	12.60	12.78	154	1.66%	0.20%	1.20%	13.08%	11.96%
2022	14	11.14	11.41	169	1.67%	0.20%	1.20%	(41.70)%	(23.98)%
2021	15	19.11	15.01	241	0.54%	0.20%	1.20%	73.58%	42.58%
2020	28	11.01	10.53	310	1.63%	0.20%	1.20%	(12.64)%	(11.74)%
2019	41	12.60	11.93	521	0.88%	0.20%	1.20%	20.93%	22.16%
Empower S&P 500 Index Fund, Investor Class
2023	314	22.97	22.69	8,379	0.44%	0.20%	1.20%	25.36%	24.12%
2022	408	18.32	18.28	8,475	0.34%	0.20%	1.20%	(55.09)%	(18.08)%
2021	578	40.79	22.31	14,349	0.37%	0.20%	1.20%	85.97%	26.67%
2020	626	21.94	17.62	12,198	0.80%	0.20%	1.20%	16.37%	17.52%
2019	632	18.85	14.99	10,470	0.71%	0.20%	1.20%	29.28%	30.58%
Empower S&P Mid Cap 400 Index Fund, Investor Class
2023	89	17.76	18.07	1,769	0.44%	0.20%	1.20%	15.53%	14.38%
2022	128	15.38	15.80	2,173	0.43%	0.20%	1.20%	(53.24)%	(10.48)%
2021	138	32.88	17.64	2,739	1.40%	0.20%	1.20%	117.88%	22.53%
2020	153	15.09	14.40	2,497	1.06%	0.20%	1.20%	11.78%	12.85%
2019	198	13.50	12.76	2,741	0.30%	0.20%	1.20%	23.99%	25.24%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower S&P Small Cap 600 Index Fund, Investor Class
2023	86	$16.66	$17.81	$1,802	0.54%	0.20%	1.20%	15.24%	14.09%
2022	115	14.46	15.61	2,035	0.47%	0.20%	1.20%	(57.54)%	(9.18)%
2021	125	34.06	17.18	2,670	1.93%	0.20%	1.20%	124.06%	24.44%
2020	144	15.20	13.81	2,462	1.57%	0.20%	1.20%	9.60%	10.73%
2019	162	13.87	12.47	2,411	0.61%	0.20%	1.20%	20.83%	22.05%
Empower SecureFoundation Balanced Fund, Class L
2023	720	14.92	14.89	10,570	2.07%	0.20%	1.20%	12.67%	11.55%
2022	1,060	13.24	13.35	13,928	1.56%	0.20%	1.20%	(39.26)%	(12.02)%
2021	1,299	21.80	15.17	20,244	1.91%	0.20%	1.20%	43.70%	7.78%
2020	1,564	15.17	14.08	22,303	2.14%	0.20%	1.20%	12.19%	13.35%
2019	1,730	13.52	12.42	21,949	1.97%	0.20%	1.20%	16.07%	17.23%
Empower Short Duration Bond Fund, Investor Class
2023	113	11.29	10.49	1,277	2.35%	0.20%	1.20%	5.46%	4.41%
2022	115	10.70	10.05	1,240	1.48%	0.20%	1.20%	(11.23)%	(5.24)%
2021	118	12.06	10.61	1,336	1.03%	0.20%	1.20%	12.11%	(5.52)%
2020	120	10.75	11.23	1,371	2.06%	0.20%	1.20%	3.40%	4.42%
2019	92	10.40	10.75	1,027	2.08%	0.20%	1.20%	4.14%	5.20%
Empower Small Cap Growth Fund, Investor Class
2023	1	20.48	20.48	30	0.00%	1.20%	1.20%	14.38%	14.38%
2022	3	17.90	17.90	52	0.46%	1.20%	1.20%	(30.13)%	(21.82)%
2021	4	25.62	22.90	98	6.65%	0.20%	1.20%	18.64%	2.37%
2020	5	21.60	22.37	111	7.03%	0.45%	1.20%	35.24%	36.32%
2019	9	15.97	16.41	140	0.00%	0.45%	1.20%	25.77%	26.71%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Small Cap Value Fund, Investor Class
2023	20	$16.16	$17.21	$366	0.05%	0.20%	1.20%	17.58%	16.41%
2022	19	13.74	14.78	311	0.05%	0.20%	1.20%	(51.97)%	(2.46)%
2021	29	28.61	15.15	516	3.41%	0.20%	1.20%	122.17%	29.14%
2020	30	12.88	11.73	406	0.00%	0.20%	1.20%	1.96%	2.93%
2019	14	12.63	11.40	177	0.00%	0.20%	1.20%	23.18%	24.42%
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
2023	39	38.33	19.59	919	0.00%	0.25%	1.20%	19.62%	18.49%
2022	51	32.04	16.54	984	0.02%	0.25%	1.20%	(22.99)%	(23.71)%
2021	50	41.60	21.68	1,274	0.18%	0.20%	1.20%	117.77%	(40.32)%
2020	56	19.10	36.32	1,257	0.00%	0.25%	1.20%	22.62%	23.79%
2019	53	15.58	29.34	979	0.01%	0.25%	1.20%	29.72%	30.95%
Empower U.S. Government Securities Fund, Investor Class
2023	47	10.22	10.69	495	2.38%	0.20%	0.45%	4.24%	3.98%
2022	50	9.81	9.24	507	1.39%	0.20%	1.20%	(18.15)%	(13.13)%
2021	52	11.98	10.64	596	0.65%	0.20%	1.20%	8.88%	(7.04)%
2020	55	11.01	11.45	645	0.92%	0.20%	1.20%	4.62%	5.69%
2019	94	10.52	10.83	1,031	1.56%	0.20%	1.20%	4.85%	5.92%
Federated Hermes High Income Bond Fund II, Service Shares
2023	9	12.05	11.42	104	5.75%	0.40%	1.20%	12.02%	11.13%
2022	11	10.75	10.28	113	5.33%	0.40%	1.20%	(13.09)%	(12.97)%
2021	12	12.37	11.81	143	5.21%	0.20%	1.20%	8.14%	0.21%
2020	18	11.44	11.78	210	6.42%	0.40%	1.20%	4.21%	5.02%
2019	38	10.98	11.22	417	5.21%	0.40%	1.20%	12.76%	13.67%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Fidelity VIP Asset Manager Portfolio, Initial Class
2023	2		$68.74	$65.29	$128	2.00%	1.25%	1.40%	11.54%	11.38%
2022	3		61.63	58.62	157	2.07%	1.25%	1.40%	(15.99)%	(16.12)%
2021	3		73.36	69.88	201	1.51%	1.25%	1.40%	13.78%	3.41%
2020	3		64.47	67.58	203	1.65%	1.25%	1.40%	13.27%	13.45%
2019	3		56.92	59.57	182	1.81%	1.25%	1.40%	16.60%	16.78%
Fidelity VIP Balanced Portfolio, Service Class 2
2023	184		18.22	17.04	3,303	1.55%	0.20%	1.20%	20.99%	19.79%
2022	179		15.06	14.23	2,665	1.05%	0.20%	1.20%	(18.35)%	(19.16)%
2021	199		18.44	17.60	3,627	0.73%	0.20%	1.20%	22.16%	12.38%
2020	205		15.10	15.66	3,177	1.40%	0.20%	1.20%	20.67%	21.87%
2019	188		12.51	12.85	2,396	1.60%	0.20%	1.20%	22.64%	23.87%
Fidelity VIP Contrafund Portfolio
2023	0	*	156.49	156.49	12	0.50%	1.40%	1.40%	31.60%	31.60%
2022	0	*	118.91	118.91	9	0.51%	1.40%	1.40%	(30.17)%	(27.34)%
2021	0	*	170.30	163.65	13	0.06%	1.25%	1.40%	31.18%	26.06%
2020	0	*	129.82	129.82	10	0.27%	1.40%	1.40%	28.79%	28.79%
2019	0	*	100.80	100.80	8	0.46%	1.40%	1.40%	29.75%	29.75%
Fidelity VIP Government Money Market Portfolio, Initial Class
2023	2		14.72	14.72	29	4.79%	1.40%	1.40%	3.44%	3.44%
2022	2		14.23	14.23	29	1.41%	1.40%	1.40%	(4.00)%	0.03%
2021	2		14.82	14.22	30	0.01%	1.25%	1.40%	2.76%	(1.38)%
2020	2		14.42	14.42	30	0.35%	1.40%	1.40%	(1.09)%	(1.09)%
2019	2		14.58	14.58	31	1.99%	1.40%	1.40%	0.60%	0.60%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Fidelity VIP Growth Opportunities Portfolio, Initial Class
2023	0	*	$113.59	$113.59	$24	0.00%	1.40%	1.40%	43.63%	43.63%
2022	0	*	79.08	79.08	18	0.00%	1.40%	1.40%	(41.42)%	(39.01)%
2021	0	*	135.00	129.67	34	0.00%	1.25%	1.40%	14.93%	10.39%
2020	0	*	117.47	117.47	33	0.02%	1.40%	1.40%	66.31%	66.31%
2019	0	*	70.63	70.63	22	0.15%	1.40%	1.40%	38.89%	38.89%
Fidelity VIP Growth Portfolio, Initial Class
2023	0	*	306.23	306.23	29	0.13%	1.40%	1.40%	34.35%	34.35%
2022	0	*	227.94	227.94	22	0.62%	1.40%	1.40%	(29.35)%	(25.51)%
2021	0	*	322.64	305.98	31	0.00%	1.25%	1.40%	28.12%	21.50%
2020	0	*	251.83	251.83	26	0.08%	1.40%	1.40%	41.89%	41.89%
2019	0	*	177.48	177.48	18	0.26%	1.40%	1.40%	32.45%	32.45%
Fidelity VIP High Income Portfolio, Initial Class
2023	0	*	64.23	64.23	19	5.71%	1.40%	1.40%	8.95%	8.95%
2022	0	*	58.96	58.96	18	3.36%	1.40%	1.40%	(17.23)%	(12.60)%
2021	1		71.24	67.46	65	5.36%	1.25%	1.40%	8.72%	2.96%
2020	1		65.53	65.53	64	5.47%	1.40%	1.40%	1.32%	1.32%
2019	1		64.67	64.67	63	5.19%	1.40%	1.40%	13.51%	13.51%
Fidelity VIP Index 500 Portfolio, Initial Class
2023	0	*	655.33	655.33	181	1.48%	1.40%	1.40%	24.45%	24.45%
2022	0	*	526.60	526.60	152	1.46%	1.40%	1.40%	(22.84)%	(19.35)%
2021	0	*	682.52	652.93	193	1.27%	1.25%	1.40%	32.54%	26.79%
2020	0	*	514.97	514.97	152	1.92%	1.40%	1.40%	16.59%	16.59%
2019	0	*	441.68	441.68	133	1.99%	1.40%	1.40%	29.51%	29.51%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2
2023	12		$17.17	$16.06	$199	0.15%	0.20%	1.20%	26.93%	25.67%
2022	14		13.53	12.78	176	0.09%	0.20%	1.20%	(26.72)%	(27.45)%
2021	15		18.46	17.61	258	0.00%	0.20%	1.20%	16.07%	6.78%
2020	16		15.90	16.50	262	0.14%	0.20%	1.20%	20.47%	21.65%
2019	20		13.20	13.56	258	0.31%	0.20%	1.20%	31.35%	32.66%
Fidelity VIP Investment Grade Bond Portfolio, Initial Class
2023	0	*	33.24	33.24	12	2.61%	1.40%	1.40%	4.73%	4.73%
2022	0	*	31.74	31.74	12	2.27%	1.40%	1.40%	(17.67)%	(14.17)%
2021	0	*	38.55	36.98	14	2.04%	1.25%	1.40%	2.18%	(1.99)%
2020	0	*	37.73	37.73	14	2.38%	1.40%	1.40%	7.87%	7.87%
2019	0	*	34.98	34.98	13	2.74%	1.40%	1.40%	8.14%	8.14%
Fidelity VIP Overseas Portfolio, Initial Class
2023	0	*	52.59	52.59	5	1.06%	1.40%	1.40%	18.84%	18.84%
2022	0	*	44.25	44.25	4	0.17%	1.40%	1.40%	(29.34)%	(25.53)%
2021	2		62.62	59.43	104	0.54%	1.25%	1.40%	24.39%	18.04%
2020	2		50.35	50.35	88	0.49%	1.40%	1.40%	14.01%	14.01%
2019	2		44.16	44.16	78	1.77%	1.40%	1.40%	25.99%	25.99%
First Trust/Dow Jones Dividend & Income Allocation Portfolio
2023	4		13.58	13.58	48	2.16%	1.20%	1.20%	9.19%	9.19%
2022	4		12.44	12.44	52	1.43%	1.20%	1.20%	(17.21)%	(13.25)%
2021	4		15.03	14.34	60	0.88%	0.20%	1.20%	16.22%	10.91%
2020	6		12.93	12.93	77	1.56%	1.20%	1.20%	6.50%	6.50%
2019	7		12.14	12.14	86	1.57%	1.20%	1.20%	19.33%	19.33%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Franklin Income VIP Fund, Class 4
2023	48		$14.02	$14.02	$671	4.89%	1.20%	1.20%	7.26%	7.26%
2022	51		13.07	13.07	660	4.71%	1.20%	1.20%	(9.37)%	(5.66)%
2021	48		14.42	13.85	668	4.52%	0.20%	1.20%	18.56%	13.90%
2020	61		12.16	12.16	744	6.03%	1.20%	1.20%	(0.64)%	(0.64)%
2019	77		12.24	12.24	937	5.14%	1.20%	1.20%	14.65%	14.65%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
2023	3		11.72	10.13	30	4.05%	0.20%	1.20%	7.32%	6.25%
2022	5		10.92	9.53	52	3.39%	0.20%	1.20%	(6.80)%	(7.72)%
2021	5		11.72	10.33	57	1.26%	0.20%	1.20%	17.30%	(7.92)%
2020	7		9.99	11.22	75	1.44%	0.20%	1.20%	5.36%	6.32%
2019	10		9.48	10.55	96	2.56%	0.20%	1.20%	7.31%	8.39%
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares
2023	0	*	21.53	21.53	9	0.34%	1.20%	1.20%	22.12%	22.12%
2022	1		17.63	17.63	17	0.59%	1.20%	1.20%	(25.02)%	(18.01)%
2021	1		23.51	21.50	21	0.29%	0.20%	1.20%	34.66%	23.14%
2020	3		17.46	17.46	58	0.50%	1.20%	1.20%	15.95%	15.95%
2019	8		15.06	15.06	121	0.96%	1.20%	1.20%	23.43%	23.43%
Invesco Oppenheimer V.I. International Growth Fund, Series II
2023	8		12.51	12.51	96	0.30%	1.20%	1.20%	19.20%	19.20%
2022	8		10.49	10.49	82	0.00%	1.20%	1.20%	(31.32)%	(28.03)%
2021	8		15.28	14.58	114	0.00%	0.20%	1.20%	14.02%	8.81%
2020	11		13.40	13.40	146	0.72%	1.20%	1.20%	19.64%	19.64%
2019	12		11.20	11.20	132	0.69%	1.20%	1.20%	26.43%	26.43%
Invesco V.I. Core Bond Fund, Series II
2022	-		-	-	-	2.52%	0.20%	1.20%	(9.92)%	(10.19)%
2021	2		11.76	11.22	19	1.96%	0.20%	1.20%	1.62%	(3.02)%
2020	1		11.57	11.57	17	3.14%	1.20%	1.20%	8.13%	8.13%
2019	2		10.70	10.70	16	3.83%	1.20%	1.20%	7.95%	7.95%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Core Plus Bond Fund, Series II
2023	-	$-	$-	$-	1.62%	1.00%	1.00%	4.63%	4.63%
2022	2	9.43	9.43	17	0.86%	1.00%	1.00%	(5.70)%	(5.70)%
Invesco V.I. EQV International Equity Fund, Series II
2023	12	18.96	12.73	208	0.00%	0.25%	1.20%	17.57%	16.46%
2022	12	16.12	10.93	178	1.44%	0.25%	1.20%	(18.71)%	(19.48)%
2021	12	19.83	13.58	220	1.05%	0.20%	1.20%	52.43%	(27.89)%
2020	13	13.01	18.83	219	2.39%	0.25%	1.20%	12.36%	13.42%
2019	13	11.58	16.60	195	1.31%	0.25%	1.20%	26.72%	27.92%
Invesco V.I. Global Real Estate Fund, Series II
2023	3	15.81	10.36	39	1.23%	0.25%	1.20%	8.55%	7.53%
2022	3	14.57	9.64	36	2.56%	0.25%	1.20%	(25.33)%	(26.03)%
2021	3	19.51	13.03	50	2.66%	0.20%	1.20%	85.63%	(16.45)%
2020	3	10.51	15.59	41	5.12%	0.25%	1.20%	(13.57)%	(12.80)%
2019	3	12.16	17.88	47	3.53%	0.25%	1.20%	21.19%	22.34%
Invesco V.I. Growth and Income Fund, Series II
2023	36	16.73	16.94	800	1.33%	0.20%	1.20%	12.18%	11.07%
2022	36	14.92	15.25	730	1.28%	0.20%	1.20%	(48.82)%	(3.14)%
2021	39	29.15	15.74	824	1.37%	0.20%	1.20%	124.88%	26.66%
2020	40	12.96	12.43	676	2.09%	0.20%	1.20%	0.64%	1.63%
2019	44	12.88	12.23	724	1.56%	0.20%	1.20%	23.36%	24.61%
Invesco V.I. Main Street Small Cap Fund, Series II
2023	25	18.34	17.73	440	0.92%	0.20%	1.20%	17.58%	16.42%
2022	29	15.60	15.23	441	0.25%	0.20%	1.20%	(32.69)%	(17.04)%
2021	36	23.17	18.35	663	0.18%	0.20%	1.20%	29.88%	20.32%
2020	42	17.84	15.26	645	0.42%	0.20%	1.20%	18.22%	19.40%
2019	48	15.09	15.09	612	0.00%	1.20%	1.20%	24.62%	24.62%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Invesco V.I. Small Cap Equity Fund, Series II
2023	1		$15.27	$15.27	$14	0.00%	1.20%	1.20%	14.87%	14.87%
2022	1		13.30	13.30	12	0.00%	1.20%	1.20%	(53.99)%	(21.68)%
2021	1		28.90	16.98	16	0.00%	0.20%	1.20%	102.00%	18.66%
2020	1		14.31	14.31	13	0.03%	1.20%	1.20%	25.38%	25.38%
2019	1		11.41	11.41	11	0.00%	1.20%	1.20%	24.82%	24.82%
Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares
2023	35		10.14	10.14	352	3.38%	1.20%	1.20%	4.04%	4.04%
2022	47		11.70	9.75	460	2.00%	0.25%	1.20%	(14.12)%	(14.93)%
2021	48		13.62	11.46	551	1.34%	0.20%	1.20%	16.18%	(17.05)%
2020	94		11.73	13.81	1,108	3.19%	0.25%	1.20%	8.97%	9.95%
2019	50		10.76	12.56	538	2.83%	0.25%	1.20%	7.98%	9.01%
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares
2023	0	*	28.97	28.97	6	1.53%	1.40%	1.40%	9.34%	9.34%
2022	0	*	26.50	26.50	5	0.40%	1.40%	1.40%	(13.15)%	(9.87)%
2021	3		30.51	29.40	87	1.16%	1.25%	1.40%	16.23%	12.01%
2020	3		26.25	26.25	78	1.50%	1.40%	1.40%	14.67%	14.67%
2019	3		22.89	22.89	68	1.92%	1.40%	1.40%	25.25%	25.25%
Janus Henderson VIT Balanced Portfolio, Service Shares
2023	66		18.31	17.22	1,363	1.78%	0.20%	1.20%	14.90%	13.76%
2022	69		15.93	15.14	1,226	0.97%	0.20%	1.20%	(43.12)%	(17.61)%
2021	82		28.01	18.37	1,724	0.67%	0.20%	1.20%	76.11%	11.96%
2020	90		15.91	16.41	1,662	2.33%	0.20%	1.20%	12.65%	13.80%
2019	80		14.12	14.42	1,325	1.65%	0.20%	1.20%	20.81%	22.03%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Janus Henderson VIT Enterprise Portfolio, Service Shares
2023	35		$23.08	$22.97	$801	0.09%	0.20%	1.20%	17.54%	16.38%
2022	40		19.64	19.74	788	0.08%	0.20%	1.20%	(23.08)%	(15.04)%
2021	40		25.53	23.23	960	0.22%	0.20%	1.20%	23.39%	15.14%
2020	61		20.69	20.17	1,250	0.05%	0.20%	1.20%	17.74%	18.95%
2019	67		17.57	16.96	1,182	0.05%	0.20%	1.20%	33.54%	34.89%
JPMorgan Insurance Trust Income Builder Portfolio, Class 2
2023	-		-	-	-	0.00%	1.20%	1.20%	3.83%	3.83%
2022	0	*	10.85	10.85	3	3.64%	1.20%	1.20%	(17.50)%	(13.55)%
2021	0	*	13.15	12.55	3	2.84%	0.20%	1.20%	12.05%	6.93%
2020	3		11.73	11.73	35	3.36%	1.20%	1.20%	3.93%	3.93%
2019	4		11.29	11.29	46	3.15%	1.20%	1.20%	12.90%	12.90%
Lord Abbett Series Fund Developing Growth Portfolio
2023	1		20.67	20.67	25	0.00%	0.25%	0.25%	7.90%	7.90%
2022	1		19.16	19.16	23	0.00%	0.25%	0.25%	(36.14)%	(13.50)%
2021	1		30.00	22.15	36	0.00%	0.20%	1.20%	3.30%	(28.38)%
2020	2		29.04	30.92	59	0.00%	0.25%	1.20%	70.54%	72.19%
2019	2		17.03	17.96	34	0.00%	0.25%	1.20%	30.19%	31.44%
LVIP Delaware US REIT Fund, Service Class
2023	3		12.57	12.57	41	3.09%	1.20%	1.20%	10.91%	10.91%
2022	4		11.10	11.33	40	2.69%	0.20%	1.20%	(53.34)%	(23.39)%
2021	4		23.79	14.79	64	2.17%	0.20%	1.20%	82.25%	40.92%
2020	7		13.05	10.50	75	1.77%	0.20%	1.20%	(11.69)%	(10.82)%
2019	10		14.78	11.77	120	2.41%	0.20%	1.20%	24.98%	26.25%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

LVIP JPMorgan Small Cap Core Fund, Service Class
2023	3	$12.49	$12.49	$32	0.94%	1.20%	1.20%	11.46%	11.46%
2022	3	11.21	11.21	37	0.09%	1.20%	1.20%	(23.39)%	(20.52)%
2021	3	14.63	14.10	47	0.32%	0.20%	1.20%	24.10%	19.62%
2020	11	11.79	11.79	133	0.80%	1.20%	1.20%	11.96%	11.96%
2019	1	10.53	10.53	11	0.12%	1.20%	1.20%	22.76%	22.76%
MFS Blended Research Core Equity Portfolio, Service Class
2023	3	22.49	22.03	63	0.87%	0.20%	1.20%	27.95%	26.68%
2022	5	17.58	17.39	87	0.86%	0.20%	1.20%	(20.72)%	(16.43)%
2021	5	22.18	20.81	105	0.85%	0.20%	1.20%	34.74%	27.64%
2020	10	16.46	16.31	160	1.51%	0.20%	1.20%	13.66%	14.83%
2019	12	14.48	14.20	181	0.78%	0.20%	1.20%	27.33%	28.61%
MFS Blended Research Small Cap Equity Portfolio, Service Class
2023	3	16.63	15.55	40	0.48%	0.20%	1.20%	18.43%	17.26%
2022	4	14.04	13.26	50	0.49%	0.20%	1.20%	(18.73)%	(19.53)%
2021	5	17.28	16.48	77	0.55%	0.20%	1.20%	33.76%	23.01%
2020	8	12.92	13.40	101	0.66%	0.20%	1.20%	0.90%	1.98%
2019	9	12.80	13.14	114	0.50%	0.20%	1.20%	24.85%	26.10%
MFS International Growth Portfolio, Service Class
2023	1	12.61	12.61	9	0.90%	1.20%	1.20%	13.03%	13.03%
2022	1	11.15	11.15	8	0.39%	1.20%	1.20%	(16.19)%	(18.40)%
2021	1	13.31	13.67	10	0.54%	0.20%	1.20%	33.09%	36.69%
MFS Technology Portfolio, Service Class
2023	39	30.90	31.32	1,229	0.00%	0.20%	1.20%	53.51%	51.99%
2022	51	20.13	20.60	1,070	0.00%	0.20%	1.20%	(41.33)%	(33.82)%
2021	61	34.31	31.13	2,009	0.00%	0.20%	1.20%	18.30%	12.08%
2020	76	29.01	27.78	2,227	0.00%	0.20%	1.20%	44.67%	46.12%
2019	79	20.05	19.01	1,577	0.00%	0.20%	1.20%	34.26%	35.61%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Neuberger Berman AMT Sustainable Equity Portfolio, Class S
2023	7		$20.27	$20.27	$151	0.07%	1.20%	1.20%	25.06%	25.06%
2022	11		16.21	16.21	174	0.12%	1.20%	1.20%	(53.82)%	(19.31)%
2021	11		35.10	20.09	217	0.17%	0.20%	1.20%	111.79%	(29.68)%
2020	11		16.57	28.57	186	0.42%	0.25%	1.20%	17.86%	18.99%
2019	11		14.06	24.01	158	0.29%	0.25%	1.20%	24.08%	25.26%
NVIT Emerging Markets Fund, Class D
2023	0	*	10.08	10.08	4	1.44%	1.40%	1.40%	2.36%	2.36%
2022	0	*	9.85	9.85	4	0.17%	1.40%	1.40%	(26.63)%	(26.04)%
2021	0	*	13.43	13.32	6	0.95%	1.25%	1.40%	(8.13)%	(8.87)%
2020	0	*	14.62	14.62	6	1.79%	1.40%	1.40%	11.31%	11.31%
2019	0	*	13.13	13.13	6	2.16%	1.40%	1.40%	20.88%	20.88%
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class
2023	9		7.77	10.71	89	16.25%	0.25%	1.20%	(8.16)%	(9.03)%
2022	12		8.46	11.78	136	20.52%	0.25%	1.20%	(34.98)%	53.98%
2021	12		13.01	7.65	129	4.14%	0.20%	1.20%	55.97%	30.16%
2020	12		8.34	5.88	99	6.71%	0.25%	1.20%	(0.01)%	0.96%
2019	13		8.34	5.82	106	4.31%	0.25%	1.20%	10.02%	11.07%
PIMCO Long-Term U.S. Government Portfolio, Advisor Class
2023	0	*	8.51	8.51	4	2.28%	1.20%	1.20%	2.65%	2.65%
2022	1		8.29	8.29	6	1.92%	1.20%	1.20%	(37.54)%	(29.79)%
2021	1		13.28	11.81	12	1.44%	0.20%	1.20%	5.65%	(6.01)%
2020	10		12.57	12.57	128	1.71%	1.20%	1.20%	15.84%	15.84%
2019	7		10.85	10.85	73	1.58%	1.20%	1.20%	11.86%	11.86%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

PIMCO Low Duration Portfolio, Advisor Class
2023	24	$10.46	$9.64	$259	3.50%	0.20%	1.20%	4.66%	3.62%
2022	25	9.99	9.30	253	1.57%	0.20%	1.20%	(11.08)%	(6.78)%
2021	27	11.24	9.98	289	0.41%	0.20%	1.20%	9.97%	(7.34)%
2020	35	10.22	10.77	384	1.18%	0.20%	1.20%	1.69%	2.72%
2019	31	10.05	10.48	334	2.67%	0.20%	1.20%	2.68%	3.71%
PIMCO Real Return Portfolio, Advisor Class
2023	3	10.83	10.83	34	2.91%	1.20%	1.20%	2.33%	2.33%
2022	4	10.58	10.58	42	6.29%	1.20%	1.20%	(18.91)%	(11.96)%
2021	13	13.05	12.02	154	4.99%	0.20%	1.20%	11.77%	2.95%
2020	4	11.67	11.67	46	1.48%	1.20%	1.20%	10.24%	10.24%
2019	4	10.59	10.59	42	1.57%	1.20%	1.20%	7.04%	7.04%
PIMCO Short-Term Portfolio, Advisor Class
2023	7	11.31	10.67	77	4.37%	0.20%	1.20%	5.59%	4.54%
2022	7	10.71	10.21	75	1.48%	0.20%	1.20%	(2.06)%	(1.44)%
2021	9	10.94	10.36	91	1.01%	0.20%	1.20%	4.15%	(4.06)%
2020	7	10.50	10.80	77	1.26%	0.20%	1.20%	0.87%	1.96%
2019	7	10.41	10.59	72	2.38%	0.20%	1.20%	1.47%	2.49%
PIMCO Total Return Portfolio, Advisor Class
2023	45	10.79	10.08	496	3.47%	0.20%	1.20%	5.62%	4.57%
2022	48	10.21	9.64	503	2.49%	0.20%	1.20%	(23.99)%	(15.41)%
2021	59	13.43	11.40	722	1.72%	0.20%	1.20%	14.90%	(6.15)%
2020	68	11.69	12.14	853	2.20%	0.20%	1.20%	7.27%	8.32%
2019	63	10.90	12.61	732	2.91%	0.25%	1.20%	6.96%	7.98%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Putnam VT Core Equity Fund, Class IB
2023	1		$23.60	$23.60	$25	0.70%	1.20%	1.20%	26.56%	26.56%
2022	2		18.65	18.65	34	0.98%	1.20%	1.20%	(22.56)%	(16.77)%
2021	2		24.08	22.40	42	0.66%	0.20%	1.20%	39.13%	29.45%
2020	4		17.31	17.31	78	1.03%	1.20%	1.20%	15.91%	15.91%
2019	6		14.93	14.93	87	1.10%	1.20%	1.20%	30.06%	30.06%
Putnam VT Focused International Equity Fund, Class IB
2023	0	*	14.37	14.37	6	0.77%	1.20%	1.20%	17.83%	17.83%
2022	1		12.19	12.19	9	1.76%	1.20%	1.20%	(30.16)%	(19.17)%
2021	1		17.46	15.08	12	0.96%	0.20%	1.20%	28.75%	11.24%
2020	2		13.56	13.56	32	0.18%	1.20%	1.20%	8.75%	8.75%
2019	2		12.47	12.47	29	0.00%	1.20%	1.20%	25.09%	25.09%
Putnam VT Global Asset Allocation Fund, Class IB
2023	-		-	-	-	1.82%	1.20%	1.20%	3.94%	3.94%
2022	7		12.61	12.61	89	1.31%	1.20%	1.20%	(22.27)%	(17.03)%
2021	7		16.22	15.20	107	0.68%	0.20%	1.20%	20.19%	12.59%
2020	7		13.50	13.50	95	1.97%	1.20%	1.20%	11.01%	11.01%
2019	7		12.16	12.16	86	1.42%	1.20%	1.20%	15.73%	15.73%
Putnam VT Income Fund, Class IB
2023	1		9.72	9.72	9	5.64%	1.20%	1.20%	3.45%	3.45%
2022	1		9.55	9.40	10	5.57%	1.00%	1.20%	(19.25)%	(14.84)%
2021	1		11.82	11.04	11	2.16%	0.20%	1.20%	1.00%	(6.82)%
2020	4		11.71	11.84	48	4.50%	1.00%	1.20%	4.44%	4.63%
2019	7		11.21	11.32	81	3.26%	1.00%	1.20%	10.57%	10.78%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Putnam VT International Equity Fund, Class IB
2023	1	$15.57	$12.62	$18	0.04%	0.20%	1.20%	18.27%	17.10%
2022	1	13.16	10.78	16	1.48%	0.20%	1.20%	(14.94)%	(15.75)%
2021	1	15.47	12.79	17	0.55%	0.20%	1.20%	30.01%	(10.22)%
2020	1	11.90	14.25	16	1.29%	0.20%	1.20%	10.72%	11.84%
2019	7	10.75	12.74	75	1.24%	0.20%	1.20%	23.66%	24.90%
Putnam VT International Growth, Class IB
2022	-	-	-	-	0.00%	0.00%	0.00%	(39.79)%	(25.59)%
2021	-	20.02	13.47	-	1.65%	0.20%	1.20%	35.58%	(8.83)%
2020	1	14.77	14.77	13	0.04%	1.20%	1.20%	26.45%	26.45%
2019	1	11.68	11.68	10	0.00%	1.20%	1.20%	23.44%	23.44%
Putnam VT International Value Fund, Class IB
2023	-	-	-	-	4.73%	1.20%	1.20%	10.48%	10.48%
2022	1	12.69	12.69	8	2.01%	1.20%	1.20%	(13.13)%	(7.92)%
2021	1	14.61	13.78	8	1.99%	0.20%	1.20%	20.39%	13.57%
2020	1	12.13	12.13	7	2.66%	1.20%	1.20%	2.66%	2.66%
2019	1	11.82	11.82	7	2.63%	1.20%	1.20%	18.79%	18.79%
Putnam VT Large Cap Growth Fund, Class IB
2023	27	30.87	28.94	780	0.00%	0.20%	1.20%	44.19%	42.76%
2022	36	21.41	20.27	724	0.00%	0.20%	1.20%	(32.74)%	(31.33)%
2021	49	31.83	29.52	1,450	0.00%	0.20%	1.20%	30.66%	17.07%
2020	57	24.36	25.22	1,385	0.04%	0.20%	1.20%	37.08%	38.40%
2019	76	17.77	18.22	1,362	0.11%	0.20%	1.20%	35.11%	36.47%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Putnam VT Large Cap Value Fund, Class IB
2023	3		$18.91	$18.91	$51	2.00%	1.20%	1.20%	14.29%	14.29%
2022	3		16.55	16.55	44	1.52%	1.20%	1.20%	(8.66)%	(4.28)%
2021	4		18.12	17.29	71	1.19%	0.20%	1.20%	31.81%	25.79%
2020	4		13.74	13.74	56	1.84%	1.20%	1.20%	4.52%	4.52%
2019	4		13.15	13.15	54	2.26%	1.20%	1.20%	28.85%	28.85%
Putnam VT Mortgage Securities Fund
2023	0	*	9.21	9.21	3	41.17%	1.20%	1.20%	4.02%	4.02%
2022	8		8.85	8.85	70	9.00%	1.20%	1.20%	(20.68)%	(11.14)%
2021	8		11.16	9.97	78	0.00%	0.20%	1.20%	6.51%	(4.91)%
2020	8		10.48	10.48	82	10.06%	1.20%	1.20%	(2.69)%	(2.69)%
2019	8		10.77	10.77	85	2.17%	1.20%	1.20%	11.86%	11.86%
Putnam VT Research Fund, Class IB
2023	-		-	-	-	1.65%	1.20%	1.20%	16.92%	16.92%
2022	0	*	18.22	18.22	6	0.58%	1.20%	1.20%	(24.05)%	(18.27)%
2021	0	*	23.99	22.29	8	0.10%	0.20%	1.20%	31.99%	22.65%
2020	0	*	18.17	18.17	6	0.66%	1.20%	1.20%	18.46%	18.46%
2019	0	*	15.34	15.34	6	0.00%	1.20%	1.20%	31.66%	31.66%
Putnam VT Small Cap Growth Fund, Class IB
2023	2		18.37	18.37	29	0.00%	1.20%	1.20%	21.68%	21.68%
2022	2		15.09	15.09	24	0.00%	1.20%	1.20%	(56.24)%	(28.69)%
2021	2		34.49	21.17	34	0.00%	0.20%	1.20%	82.13%	11.78%
2020	2		18.94	18.94	30	0.00%	1.20%	1.20%	46.57%	46.57%
2019	2		12.92	12.92	22	0.00%	1.20%	1.20%	35.81%	35.81%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Putnam VT Small Cap Value Fund, Class IB
2023	3	$16.34	$17.79	$51	0.26%	0.40%	1.20%	23.26%	22.28%
2022	8	13.26	14.54	118	0.21%	0.40%	1.20%	(27.55)%	(4.93)%
2021	13	18.30	15.30	224	0.71%	0.20%	1.20%	49.56%	25.02%
2020	12	12.24	12.24	147	1.05%	1.20%	1.20%	2.75%	2.75%
2019	12	11.91	11.91	142	0.64%	1.20%	1.20%	22.76%	22.76%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2023	152	25.33	23.29	3,822	0.00%	0.20%	1.20%	48.66%	47.19%
2022	193	17.04	15.82	3,230	0.00%	0.20%	1.20%	(50.70)%	(39.39)%
2021	201	34.55	26.11	5,540	0.00%	0.20%	1.20%	53.44%	9.85%
2020	235	22.52	23.77	5,533	0.00%	0.20%	1.20%	32.31%	33.67%
2019	222	17.02	17.78	3,943	0.00%	0.20%	1.20%	28.03%	29.32%
T. Rowe Price Health Sciences Portfolio, Class II
2023	31	21.30	19.02	646	0.00%	0.20%	1.20%	2.48%	1.46%
2022	44	20.78	18.75	867	0.00%	0.20%	1.20%	(63.47)%	(13.73)%
2021	53	56.90	21.73	1,235	0.00%	0.20%	1.20%	191.90%	2.60%
2020	73	19.49	21.18	1,512	0.00%	0.20%	1.20%	27.74%	29.00%
2019	71	15.26	16.42	1,147	0.00%	0.20%	1.20%	27.10%	28.38%
VanEck VIP Global Resources Fund
2023	8	11.32	10.65	86	2.71%	0.20%	1.20%	(4.03)%	(4.98)%
2022	10	11.79	11.21	111	1.27%	0.20%	1.20%	7.91%	49.61%
2021	16	10.93	7.49	168	0.30%	0.20%	1.20%	22.15%	(18.81)%
2020	24	8.95	9.23	214	0.72%	0.20%	1.20%	17.40%	18.59%
2019	30	7.62	5.44	226	0.00%	1.20%	1.20%	10.23%	10.21%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.